UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 88.6%
Aerospace & Defense — 2.3%
Hexcel Corp.	4,947	$221,923
		221,923
Airlines — 1.1%
Southwest Airlines Co.	2,800	106,512
		106,512
Auto Components — 1.7%
Dana Holding Corp.	10,073	159,959
		159,959
Automobiles — 2.0%
General Motors Co.	6,435	193,179
		193,179
Banks — 2.5%
Zions Bancorporation	8,505	234,228
		234,228
Beverages — 2.1%
Constellation Brands, Inc., Class A	1,588	198,834
		198,834
Biotechnology — 4.1%
Celgene Corp.(1)	1,430	154,683
Gilead Sciences, Inc.	986	96,816
Ultragenyx Pharmaceutical, Inc.(1)	1,452	139,842
		391,341
Building Product — 1.5%
Fortune Brands Home & Security, Inc.	2,950	140,037
		140,037
Commercial Services & Supplies — 3.5%
Clean Harbors, Inc.(1)	3,437	151,125
Ritchie Bros. Auctioneers, Inc.	6,930	179,348
		330,473
Consumer Finance — 1.7%
PRA Group, Inc.(1)	3,050	161,406
		161,406
Containers & Packaging — 1.3%
WestRock Co.	2,485	127,828
		127,828
Food & Staples Retailing — 5.0%
CVS Health Corp.	2,870	276,897
The Kroger Co.	5,624	202,858
		479,755
Food Products — 2.9%
Pinnacle Foods, Inc.	6,490	271,801
		271,801
Health Care Equipment & Supplies — 2.0%
Edwards Lifesciences Corp.(1)	701	99,661
West Pharmaceutical Services, Inc.	1,763	95,414
		195,075
Hotels Restaurants & Leisure — 2.0%
Six Flags Entertainment Corp.	4,200	192,276
		192,276

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Independent Power & Renewable Electricity Producers — 2.1%
NRG Energy, Inc.	13,650	$202,703
		202,703
Insurance — 5.1%
FNF Group	5,239	185,827
XL Group PLC	8,300	301,456
		487,283
Internet & Catalog Retail — 2.5%
Liberty Interactive Corp. QVC Group., Class A(1)	9,103	238,772
		238,772
Internet Software & Services — 8.7%
Facebook, Inc., Class A(1)	3,725	334,877
Google, Inc., Class A(1)	300	191,511
IAC/InterActiveCorp.	4,732	308,858
		835,246
IT Services — 2.9%
Euronet Worldwide, Inc.(1)	2,490	184,484
Visa, Inc., Class A	1,370	95,434
		279,918
Media — 3.7%
Liberty Broadband Corp., Class C(1)	1,830	93,641
Twenty-First Century Fox, Inc., Class A	9,487	255,959
		349,600
Metals & Mining — 1.9%
Steel Dynamics, Inc.	10,719	184,153
		184,153
Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	3,949	311,497
EOG Resources, Inc.	1,380	100,464
Kinder Morgan, Inc.	7,787	215,544
Laredo Petroleum, Inc.(1)	10,700	100,901
		728,406
Personal Products — 1.5%
The Estee Lauder Companies, Inc., Class A	1,768	142,642
		142,642
Pharmaceuticals — 3.2%
Allergan PLC(1)	460	125,032
Bristol-Myers Squibb Co.	1,600	94,720
Jazz Pharmaceuticals PLC(1)	654	86,858
		306,610
Real Estate Investment Trusts — 2.1%
Equity Commonwealth(1)	7,460	203,210
		203,210
Real Estate Management & Development — 1.8%
CBRE Group, Inc., Class A(1)	5,224	167,168
		167,168
Semiconductors & Semiconductor Equipment — 3.1%
Lam Research Corp.	2,200	143,726
M/A-COM Technology Solutions Holdings, Inc.(1)	1,810	52,472
NXP Semiconductors N.V.(1)	1,178	102,568
		298,766
Software — 3.0%
Cadence Design Systems, Inc.(1)	7,690	159,029

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
CommVault Systems, Inc.(1)	3,810	$129,388
		288,417
Specialty Retail — 3.7%
GNC Holdings, Inc., Class A	2,650	107,113
The Home Depot, Inc.	850	98,166
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	911	148,812
		354,091
Total Common Stocks (Cost $9,141,714)		8,471,612

	Principal Amount	Value
Repurchase Agreements — 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $502,000, due 10/1/2015(2)	$502,000	502,000
Total Repurchase Agreements (Cost $502,000)		502,000
Total Investments Before Securities Sold Short — 93.8% (Cost $9,643,714)		8,973,612
Total Securities Sold Short — (49.4)% (Proceeds $5,376,502)		(4,727,209)
Other Assets, Net — 55.6%		5,320,465
Total Net Assets — 100.0%		$9,566,868

	Shares	Value
Common Stocks Sold Short — (49.4)%
Air Freight & Logistics — (0.8)%
United Parcel Service, Inc., Class B	(786)	$(77,570)
		(77,570)
Auto Components — (0.8)%
Visteon Corp.(1)	(795)	(80,486)
		(80,486)
Automobiles — (0.7)%
Ford Motor Co.	(4,896)	(66,439)
		(66,439)
Beverages — (2.1)%
PepsiCo, Inc.	(830)	(78,269)
The Coca-Cola Co.	(3,058)	(122,687)
		(200,956)
Capital Markets — (3.3)%
E*TRADE Financial Corp.(1)	(2,580)	(67,931)
LPL Financial Holdings, Inc.	(1,240)	(49,315)
NorthStar Asset Management Group, Inc.	(3,296)	(47,331)
TD Ameritrade Holding Corp.	(2,205)	(70,207)
The Charles Schwab Corp.	(2,726)	(77,855)
		(312,639)
Chemicals — (2.4)%
Celanese Corp., Series A	(850)	(50,294)
Ecolab, Inc.	(601)	(65,942)
HB Fuller Co.	(2,129)	(72,258)
PolyOne Corp.	(1,520)	(44,597)
		(233,091)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Commercial Services & Supplies — (1.9)%
Covanta Holding Corp.	(3,692)	$(64,425)
Matthews International Corp., Class A	(1,654)	(80,996)
Mobile Mini, Inc.	(1,160)	(35,717)
		(181,138)
Communications Equipment — (0.8)%
Ciena Corp.(1)	(3,580)	(74,178)
		(74,178)
Construction & Engineering — (0.3)%
Granite Construction, Inc.	(900)	(26,703)
		(26,703)
Consumer Finance — (0.7)%
SLM Corp.(1)	(8,448)	(62,515)
		(62,515)
Diversified Financial Services — (1.7)%
CME Group, Inc.	(540)	(50,080)
McGraw Hill Financial, Inc.	(770)	(66,605)
Moody’s Corp.	(470)	(46,154)
		(162,839)
Electrical Equipment — (0.8)%
AMETEK, Inc.	(1,550)	(81,096)
		(81,096)
Electronic Equipment Instruments & Components — (2.8)%
Amphenol Corp., Class A	(1,430)	(72,873)
FARO Technologies, Inc.(1)	(1,340)	(46,900)
FLIR Systems, Inc.	(2,478)	(69,359)
SYNNEX Corp.	(870)	(74,002)
		(263,134)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(1,170)	(41,360)
		(41,360)
Food Products — (0.7)%
The Hain Celestial Group, Inc.(1)	(1,289)	(66,512)
		(66,512)
Health Care Equipment & Supplies — (0.7)%
Wright Medical Group, Inc.(1)	(3,248)	(68,273)
		(68,273)
Health Care Providers & Services — (0.3)%
Patterson Cos, Inc.	(629)	(27,204)
		(27,204)
Hotels Restaurants & Leisure — (5.5)%
Carnival Corp.	(1,260)	(62,622)
Hyatt Hotels Corp., Class A(1)	(1,941)	(91,421)
Las Vegas Sands Corp.	(1,960)	(74,421)
Marriott International, Inc., Class A	(1,432)	(97,663)
Norwegian Cruise Line Holdings Ltd.(1)	(1,190)	(68,187)
Royal Caribbean Cruises Ltd.	(920)	(81,963)
Wynn Resorts Ltd.	(850)	(45,152)
		(521,429)
Household Durables — (1.8)%
Lennar Corp., Class A	(1,220)	(58,719)
TRI Pointe Homes, Inc.(1)	(5,038)	(65,947)
Whirlpool Corp.	(350)	(51,541)
		(176,207)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Household Products — (1.3)%
HRG Group, Inc.(1)	(4,730)	$(55,483)
The Procter & Gamble Co.	(1,000)	(71,940)
		(127,423)
Independent Power & Renewable Electricity Producers — (0.4)%
Pattern Energy Group, Inc.	(2,180)	(41,616)
		(41,616)
Insurance — (2.7)%
American Equity Investment Life Holding Co.	(1,080)	(25,175)
Arthur J Gallagher & Co.	(1,170)	(48,297)
Brown & Brown, Inc.	(2,500)	(77,425)
CNO Financial Group, Inc.	(2,900)	(54,549)
Marsh & McLennan Companies, Inc.	(1,040)	(54,309)
		(259,755)
Internet Software & Services — (0.7)%
CoStar Group, Inc.(1)	(401)	(69,397)
		(69,397)
IT Services — (2.5)%
Automatic Data Processing, Inc.	(1,010)	(81,164)
International Business Machines Corp.	(624)	(90,461)
WEX, Inc.(1)	(747)	(64,869)
		(236,494)
Life Sciences Tools & Services — (0.8)%
Bio-Techne Corp.	(820)	(75,817)
		(75,817)
Machinery — (0.4)%
Xylem, Inc.	(1,189)	(39,059)
		(39,059)
Media — (0.9)%
Thomson Reuters Corp.	(2,037)	(82,010)
		(82,010)
Metals & Mining — (1.2)%
Kaiser Aluminum Corp.	(610)	(48,952)
Nucor Corp.	(1,160)	(43,558)
Royal Gold, Inc.	(467)	(21,940)
		(114,450)
Oil, Gas & Consumable Fuels — (2.5)%
Anadarko Petroleum Corp.	(1,015)	(61,296)
Rice Energy, Inc.(1)	(2,501)	(40,416)
SemGroup Corp., Class A	(1,034)	(44,710)
Spectra Energy Corp.	(2,254)	(59,213)
World Fuel Services Corp.	(890)	(31,862)
		(237,497)
Paper & Forest Products — (0.7)%
Louisiana-Pacific Corp.(1)	(4,785)	(68,138)
		(68,138)
Road & Rail — (1.8)%
Avis Budget Group, Inc.(1)	(1,080)	(47,174)
Landstar System, Inc.	(576)	(36,559)
Norfolk Southern Corp.	(390)	(29,796)
Ryder System, Inc.	(830)	(61,453)
		(174,982)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment — (0.3)%
Xilinx, Inc.	(640)	$(27,136)
		(27,136)
Software — (2.9)%
Autodesk, Inc.(1)	(1,595)	(70,403)
Oracle Corp.	(2,645)	(95,538)
Splunk, Inc.(1)	(1,100)	(60,885)
Workday, Inc., Class A(1)	(770)	(53,022)
		(279,848)
Textiles Apparel & Luxury Goods — (0.8)%
Kate Spade & Co.(1)	(1,249)	(23,868)
Under Armour, Inc., Class A(1)	(500)	(48,390)
		(72,258)
Trading Companies & Distributors — (0.5)%
Air Lease Corp.	(1,560)	(48,235)
		(48,235)
Transportation Infrastructure — (0.5)%
Wesco Aircraft Holdings, Inc.(1)	(4,043)	(49,325)
		(49,325)
Total Common Stocks Sold Short (Proceeds $5,376,502)		(4,727,209)
Total Securities Sold Short — (49.4)% (Proceeds $5,376,502)		$(4,727,209)

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Bond	3.375%	5/15/2044	$514,988

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	20	12/18/2015	$1,909	$(84,578)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,471,612	$—	$—	$8,471,612
Repurchase Agreements	—	502,000	—	502,000
Securities Sold Short:
Common Stocks	(4,727,209)	—	—	(4,727,209)
Other Financial Instruments:
Financial Futures Contracts	(84,578)	—	—	(84,578)

Total	$3,659,825	$502,000	$—	$4,161,825

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 88.0%
Aerospace & Defense — 2.8%
Hexcel Corp.	8,907	$399,568
Teledyne Technologies, Inc.(1)	1,580	142,674
		542,242
Airlines — 2.1%
Southwest Airlines Co.	10,772	409,767
		409,767
Banks — 2.6%
SVB Financial Group(1)	1,690	195,263
Western Alliance Bancorp(1)	10,044	308,451
		503,714
Beverages — 1.5%
Constellation Brands, Inc., Class A	2,413	302,132
		302,132
Biotechnology — 6.6%
Celgene Corp.(1)	3,765	407,260
Gilead Sciences, Inc.	4,130	405,525
Ligand Pharmaceuticals, Inc.(1)	2,112	180,893
Ultragenyx Pharmaceutical, Inc.(1)	3,060	294,708
		1,288,386
Building Product — 2.3%
Fortune Brands Home & Security, Inc.	9,717	461,266
		461,266
Capital Markets — 0.6%
WisdomTree Investments, Inc.	7,262	117,136
		117,136
Chemicals — 1.3%
Chemtura Corp.(1)	9,080	259,870
		259,870
Commercial Services & Supplies — 1.9%
Ritchie Bros. Auctioneers, Inc.	14,080	364,390
		364,390
Construction Materials — 0.7%
Headwaters, Inc.(1)	7,860	147,768
		147,768
Consumer Finance — 1.6%
PRA Group, Inc.(1)	5,885	311,434
		311,434
Containers & Packaging — 2.4%
Graphic Packaging Holding Co.	10,860	138,899
WestRock Co.	6,641	341,613
		480,512
Diversified Financial Services — 1.4%
Intercontinental Exchange, Inc.	1,181	277,523
		277,523
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	5,365	134,769
		134,769
Food & Staples Retailing — 4.9%
CVS Health Corp.	5,905	569,714

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
The Kroger Co.	10,794	$389,340
		959,054
Food Products — 3.0%
Pinnacle Foods, Inc.	14,160	593,021
		593,021
Health Care Equipment & Supplies — 9.2%
Edwards Lifesciences Corp.(1)	3,044	432,766
Hologic, Inc.(1)	8,180	320,083
St. Jude Medical, Inc.	5,860	369,707
STERIS Corp.	6,670	433,350
West Pharmaceutical Services, Inc.	4,532	245,272
		1,801,178
Health Care Providers & Services — 1.5%
Universal Health Services, Inc., Class B	2,311	288,436
		288,436
Hotels, Restaurants & Leisure — 6.6%
Marriott Vacations Worldwide Corp.	5,540	377,496
Six Flags Entertainment Corp.	12,930	591,935
Starbucks Corp.	5,648	321,032
		1,290,463
Internet Software & Services — 6.9%
Facebook, Inc., Class A(1)	6,407	575,989
Google, Inc., Class A(1)	614	391,959
LogMeIn, Inc.(1)	5,590	381,015
		1,348,963
IT Services — 3.9%
Euronet Worldwide, Inc.(1)	6,250	463,062
Visa, Inc., Class A	4,288	298,702
		761,764
Media — 3.0%
IMAX Corp.(1)	8,710	294,311
The Walt Disney Co.	2,920	298,424
		592,735
Metals & Mining — 1.0%
Steel Dynamics, Inc.	11,496	197,501
		197,501
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	3,960	263,974
		263,974
Oil, Gas & Consumable Fuels — 1.6%
EOG Resources, Inc.	4,347	316,462
		316,462
Personal Products — 1.6%
The Estee Lauder Companies, Inc., Class A	3,931	317,153
		317,153
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	1,223	162,427
		162,427
Real Estate Management & Development — 1.8%
CBRE Group, Inc., Class A(1)	10,975	351,200
		351,200

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment — 4.6%
Lam Research Corp.	6,805	$444,571
M/A-COM Technology Solutions Holdings, Inc.(1)	4,450	129,005
NXP Semiconductors N.V.(1)	3,894	339,051
		912,627
Software — 2.4%
Activision Blizzard, Inc.	15,194	469,343
		469,343
Specialty Retail — 4.0%
The Home Depot, Inc.	3,455	399,018
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,366	386,486
		785,504
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	2,980	270,107
		270,107
Total Common Stocks (Cost $17,480,217)		17,282,821

	Principal Amount	Value
Repurchase Agreements — 19.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $3,819,000, due 10/1/2015(2)	$3,819,000	3,819,000
Total Repurchase Agreements (Cost $3,819,000)		3,819,000
Total Investments Before Securities Sold Short — 107.4% (Cost $21,299,217)		21,101,821
Total Securities Sold Short — (48.8)% (Proceeds $10,665,836)		(9,591,050)
Other Assets, Net — 41.4%		8,139,893
Total Net Assets — 100.0%		$19,650,664

	Shares	Value
Common Stocks Sold Short — (46.3)%
Aerospace & Defense — (0.7)%
TransDigm Group, Inc.(1)	(630)	$(133,818)
		(133,818)
Auto Components — (0.9)%
Visteon Corp.(1)	(1,650)	(167,046)
		(167,046)
Beverages — (2.2)%
PepsiCo, Inc.	(2,087)	(196,804)
The Coca-Cola Co.	(6,065)	(243,328)
		(440,132)
Capital Markets — (4.6)%
BlackRock, Inc.	(541)	(160,931)
E*TRADE Financial Corp.(1)	(6,916)	(182,098)
Legg Mason, Inc.	(3,457)	(143,846)
LPL Financial Holdings, Inc.	(2,460)	(97,834)
TD Ameritrade Holding Corp.	(4,522)	(143,981)
The Charles Schwab Corp.	(6,317)	(180,414)
		(909,104)
Chemicals — (2.8)%
Celanese Corp., Series A	(1,720)	(101,772)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Ecolab, Inc.	(1,230)	$(134,956)
HB Fuller Co.	(4,474)	(151,847)
PolyOne Corp.	(3,090)	(90,661)
PPG Industries, Inc.	(880)	(77,167)
		(556,403)
Commercial Services & Supplies — (3.1)%
Covanta Holding Corp.	(9,045)	(157,835)
G&K Services, Inc., Class A	(2,750)	(183,205)
Healthcare Services Group, Inc.	(2,950)	(99,415)
Matthews International Corp., Class A	(3,461)	(169,485)
		(609,940)
Communications Equipment — (0.4)%
Ciena Corp.(1)	(3,965)	(82,155)
		(82,155)
Construction & Engineering — (0.8)%
AECOM(1)	(3,680)	(101,237)
Granite Construction, Inc.	(1,812)	(53,762)
		(154,999)
Consumer Finance — (0.7)%
Credit Acceptance Corp.(1)	(715)	(140,762)
		(140,762)
Distributors — (0.8)%
LKQ Corp.(1)	(5,610)	(159,100)
		(159,100)
Diversified Consumer Services — (1.5)%
Service Corp. International	(5,540)	(150,134)
ServiceMaster Global Holdings, Inc.(1)	(4,280)	(143,594)
		(293,728)
Diversified Financial Services — (0.6)%
CME Group, Inc.	(1,260)	(116,852)
		(116,852)
Electronic Equipment, Instruments & Components — (2.1)%
Amphenol Corp., Class A	(2,480)	(126,381)
FARO Technologies, Inc.(1)	(3,750)	(131,250)
SYNNEX Corp.	(1,757)	(149,450)
		(407,081)
Food Products — (0.6)%
The Hain Celestial Group, Inc.(1)	(2,239)	(115,532)
		(115,532)
Health Care Equipment & Supplies — (2.5)%
DENTSPLY International, Inc.	(3,282)	(165,971)
Hill-Rom Holdings, Inc.	(1,190)	(61,868)
ResMed, Inc.	(2,190)	(111,602)
Stryker Corp.	(1,689)	(158,935)
		(498,376)
Health Care Providers & Services — (0.8)%
Patterson Companies, Inc.	(3,714)	(160,631)
		(160,631)
Hotels, Restaurants & Leisure — (5.5)%
Carnival Corp.	(3,400)	(168,980)
Hyatt Hotels Corp., Class A(1)	(3,925)	(184,868)
Las Vegas Sands Corp.	(4,030)	(153,019)
Marriott International, Inc., Class A	(2,891)	(197,166)
Norwegian Cruise Line Holdings Ltd.(1)	(2,414)	(138,322)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Royal Caribbean Cruises Ltd.	(1,620)	$(144,326)
Wynn Resorts Ltd.	(1,750)	(92,960)
		(1,079,641)
Household Durables — (2.0)%
Lennar Corp., Class A	(2,470)	(118,881)
M/I Homes, Inc.(1)	(1,746)	(41,171)
TRI Pointe Homes, Inc.(1)	(8,400)	(109,956)
Whirlpool Corp.	(820)	(120,753)
		(390,761)
Household Products — (1.7)%
HRG Group, Inc.(1)	(11,201)	(131,388)
The Procter & Gamble Co.	(2,720)	(195,677)
		(327,065)
Internet Software & Services — (0.5)%
CoStar Group, Inc.(1)	(613)	(106,086)
		(106,086)
IT Services — (1.8)%
Automatic Data Processing, Inc.	(2,251)	(180,890)
International Business Machines Corp.	(1,136)	(164,686)
		(345,576)
Machinery — (0.2)%
Watts Water Technologies, Inc., Class A	(618)	(32,643)
		(32,643)
Metals & Mining — (0.7)%
Kaiser Aluminum Corp.	(1,710)	(137,227)
		(137,227)
Oil, Gas & Consumable Fuels — (1.3)%
Rice Energy, Inc.(1)	(5,060)	(81,770)
SemGroup Corp., Class A	(2,160)	(93,398)
World Fuel Services Corp.	(2,082)	(74,536)
		(249,704)
Paper & Forest Products — (0.7)%
Louisiana-Pacific Corp.(1)	(9,780)	(139,267)
		(139,267)
Real Estate Management & Development — (0.7)%
Kennedy-Wilson Holdings, Inc.	(6,585)	(145,989)
		(145,989)
Road & Rail — (0.9)%
Norfolk Southern Corp.	(1,100)	(84,040)
Ryder System, Inc.	(1,220)	(90,329)
		(174,369)
Semiconductors & Semiconductor Equipment — (0.3)%
Xilinx, Inc.	(1,416)	(60,038)
		(60,038)
Software — (2.9)%
Autodesk, Inc.(1)	(3,113)	(137,408)
Oracle Corp.	(5,375)	(194,145)
Splunk, Inc.(1)	(2,141)	(118,504)
Workday, Inc., Class A(1)	(1,750)	(120,505)
		(570,562)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

September 30, 2015 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods — (1.5)%
Hanesbrands, Inc.	(3,488)	$(100,943)
Kate Spade & Co.(1)	(4,530)	(86,568)
Under Armour, Inc., Class A(1)	(1,010)	(97,748)
		(285,259)
Trading Companies & Distributors — (0.5)%
Aircastle Ltd.	(4,960)	(102,226)
		(102,226)
Total Common Stocks Sold Short (Proceeds $10,112,840)		(9,092,072)

	Shares	Value
Exchange-Traded Funds Sold Short — (2.5)%
iShares Nasdaq Biotechnology Index Fund	(1,645)	(498,978)
Total Exchange-Traded Funds Sold Short (Proceeds $552,996)		(498,978)
Total Securities Sold Short — (48.8)% (Proceeds $10,665,836)		$(9,591,050)

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	2.00%	3/28/2022	$3,898,436

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	40	12/18/2015	$3,817	$(169,157)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,282,821	$—	$—	$17,282,821
Repurchase Agreements	—	3,819,000	—	3,819,000
Securities Sold Short:
Common Stocks	(9,092,072)	—	—	(9,092,072)
Exchange-Traded Funds	(498,978)	—	—	(498,978)
Other Financial Instruments:
Financial Futures Contracts	(169,157)	—	—	(169,157)

Total	$7,522,614	$3,819,000	$—	$11,341,614

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 93.9%
Air Transport — 0.2%
Bristow Group, Inc.	102,159	$2,672,479
		2,672,479
Auto Parts — 3.2%
American Axle & Manufacturing Holdings, Inc.(1)	573,847	11,442,509
Dana Holding Corp.	1,552,373	24,651,683
		36,094,192
Back Office Support, HR and Consulting — 0.6%
Performant Financial Corp.(1)(2)	2,625,675	6,354,133
		6,354,133
Banks: Diversified — 15.3%
Associated Banc-Corp.	2,348,399	42,200,730
BancorpSouth, Inc.	299,650	7,122,680
Columbia Banking System, Inc.	217,308	6,782,183
First Horizon National Corp.	2,206,537	31,288,695
FirstMerit Corp.	667,994	11,803,454
Hancock Holding Co.	461,703	12,489,066
Renasant Corp.	245,870	8,076,829
Synovus Financial Corp.	1,162,853	34,420,449
UMB Financial Corp.	367,648	18,680,195
		172,864,281
Building Materials — 1.6%
Masonite International Corp.(1)	308,165	18,668,636
		18,668,636
Commercial Vehicles & Parts — 0.6%
Navistar International Corp.(1)	568,432	7,230,455
		7,230,455
Communications Technology — 0.3%
Plantronics, Inc.	69,409	3,529,448
		3,529,448
Computer Services, Software & Systems — 12.0%
Cadence Design Systems, Inc.(1)	1,003,690	20,756,309
CommVault Systems, Inc.(1)	1,308,707	44,443,690
DST Systems, Inc.	187,190	19,681,156
IAC/InterActiveCorp	266,940	17,423,174
Pegasystems, Inc.	174,260	4,288,539
RealPage, Inc.(1)	597,218	9,925,763
SolarWinds, Inc.(1)	374,270	14,686,355
Verint Systems, Inc.(1)	93,360	4,028,484
		135,233,470
Containers & Packaging — 3.5%
Sealed Air Corp.	845,198	39,622,882
		39,622,882
Diversified Retail — 5.3%
Liberty Ventures, Series A(1)	1,477,610	59,621,563
		59,621,563
Engineering & Contracting Services — 1.1%
MasTec, Inc.(1)	796,730	12,612,236
		12,612,236
Health Care Management Services — 2.8%
Magellan Health, Inc.(1)	564,239	31,275,768
		31,275,768

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2015 (unaudited)	Shares	Value
Health Care Services — 4.6%
Allscripts Healthcare Solutions, Inc.(1)	2,218,395	$27,508,098
HMS Holdings Corp.(1)	2,763,957	24,239,903
		51,748,001
Home Building — 0.9%
William Lyon Homes, Class A(1)	500,258	10,305,315
		10,305,315
Insurance: Life — 4.8%
Primerica, Inc.	244,200	11,006,094
Torchmark Corp.	776,214	43,778,470
		54,784,564
Insurance: Property - Casualty — 9.9%
Endurance Specialty Holdings Ltd.	531,634	32,445,623
Essent Group Ltd.(1)	1,598,883	39,732,242
First American Financial Corp.	1,024,024	40,008,618
		112,186,483
Medical & Dental Instruments & Supplies — 0.3%
NuVasive, Inc.(1)	60,110	2,898,504
		2,898,504
Metals & Minerals: Diversified — 0.7%
Materion Corp.	254,615	7,643,542
		7,643,542
Office Supplies & Equipment — 0.9%
Avery Dennison Corp.	185,307	10,482,817
		10,482,817
Oil Well Equipment & Services — 0.2%
RPC, Inc.	298,340	2,640,309
		2,640,309
Oil: Crude Producers — 2.1%
Laredo Petroleum, Inc.(1)	1,842,013	17,370,183
Unit Corp.(1)	560,200	6,307,852
		23,678,035
Pharmaceuticals — 0.9%
The Medicines Co.(1)	269,327	10,223,653
		10,223,653
Production Technology Equipment — 0.1%
FEI Co.	15,850	1,157,684
		1,157,684
Real Estate Investment Trusts — 6.5%
Ares Commercial Real Estate Corp.	912,680	10,943,033
Equity Commonwealth(1)	1,449,880	39,494,731
MFA Financial, Inc.	1,158,847	7,891,748
PennyMac Mortgage Investment Trust	550,827	8,521,294
Redwood Trust, Inc.	467,170	6,465,633
		73,316,439
Real Estate Services — 1.5%
Jones Lang LaSalle, Inc.	120,918	17,384,381
		17,384,381
Restaurants — 1.5%
DineEquity, Inc.	185,150	16,970,849
		16,970,849

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2015 (unaudited)	Shares	Value
Scientific Instruments: Pollution Control — 4.9%
Clean Harbors, Inc.(1)	534,903	$23,519,685
Waste Connections, Inc.	645,734	31,369,758
		54,889,443
Specialty Retail — 2.1%
FTD Cos., Inc.(1)	800,155	23,844,619
		23,844,619
Textiles, Apparel & Shoes — 1.0%
Tumi Holdings, Inc.(1)	651,373	11,477,192
		11,477,192
Utilities: Gas Distributors — 2.2%
Questar Corp.	1,278,432	24,814,365
		24,814,365
Utilities: Miscellaneous — 2.3%
Calpine Corp.(1)	1,794,726	26,203,000
		26,203,000
Total Common Stocks (Cost $995,851,085)		1,062,428,738

	Principal Amount	Value
Repurchase Agreements — 4.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $51,945,000, due 10/1/2015(3)	$51,945,000	51,945,000
Total Repurchase Agreements (Cost $51,945,000)		51,945,000
Total Investments — 98.5% (Cost $1,047,796,085)		1,114,373,738
Other Assets, Net — 1.5%		16,595,412
Total Net Assets — 100.0%		$1,130,969,150

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$24,832,463
U.S. Treasury Bond	3.125%	8/15/2044	28,156,800

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,062,428,738	$—	$—	$1,062,428,738
Repurchase Agreements	—	51,945,000	—	51,945,000

Total	$1,062,428,738	$51,945,000	$—	$1,114,373,738

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 98.0%
Advertising Agencies — 2.5%
Nielsen Holdings PLC	632,855	$28,143,062
		28,143,062
Auto Parts — 0.7%
Dana Holding Corp.	521,810	8,286,343
		8,286,343
Banks: Diversified — 6.1%
Comerica, Inc.	540,600	22,218,660
Zions Bancorporation	1,687,850	46,483,389
		68,702,049
Building Materials — 1.2%
Owens Corning	332,083	13,917,599
		13,917,599
Chemicals: Diversified — 1.2%
Eastman Chemical Co.	215,930	13,974,990
		13,974,990
Commercial Vehicles & Parts — 1.6%
Allison Transmission Holdings, Inc.	396,730	10,588,724
Navistar International Corp.(1)	620,220	7,889,198
		18,477,922
Computer Services, Software & Systems — 10.7%
Cadence Design Systems, Inc.(1)	1,608,758	33,269,115
Check Point Software Technologies Ltd.(1)	357,380	28,350,955
DST Systems, Inc.	170,490	17,925,319
IAC/InterActiveCorp	282,380	18,430,943
Synopsys, Inc.(1)	496,580	22,932,064
		120,908,396
Consumer Services: Miscellaneous — 0.6%
H & R Block, Inc.	179,980	6,515,276
		6,515,276
Containers & Packaging — 3.4%
Crown Holdings, Inc.(1)	502,239	22,977,434
Sealed Air Corp.	328,011	15,377,156
		38,354,590
Diversified Financial Services — 1.6%
Raymond James Financial, Inc.	357,164	17,726,049
		17,726,049
Diversified Media — 7.3%
Liberty Broadband Corp., Class C(1)	790,187	40,433,869
Liberty Media Corp., Class C(1)	1,215,593	41,889,335
		82,323,204
Diversified Retail — 7.3%
Liberty Interactive Corp. QVC Group, Class A(1)	2,373,650	62,260,840
Liberty Ventures, Series A(1)	494,281	19,944,238
		82,205,078
Drug & Grocery Store Chains — 1.5%
GNC Holdings, Inc., Class A	406,668	16,437,521
		16,437,521
Financial Data & Systems — 1.6%
Fidelity National Information Services, Inc.	274,942	18,443,109
		18,443,109

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2015 (unaudited)	Shares	Value
Foods — 0.6%
Pinnacle Foods, Inc.	166,090	$6,955,849
		6,955,849
Gas Pipeline — 2.3%
Kinder Morgan, Inc.	951,851	26,347,236
		26,347,236
Health Care Services — 0.6%
HMS Holdings Corp.(1)	744,300	6,527,511
		6,527,511
Home Building — 1.0%
NVR, Inc.(1)	7,415	11,309,506
		11,309,506
Insurance: Multi-Line — 2.3%
Assurant, Inc.	324,570	25,644,276
		25,644,276
Insurance: Property - Casualty — 10.6%
FNF Group	1,099,660	39,004,940
The Progressive Corp.	1,185,860	36,334,750
XL Group PLC	1,215,231	44,137,190
		119,476,880
Medical Equipment — 1.2%
Agilent Technologies, Inc.	404,010	13,869,663
		13,869,663
Oil: Crude Producers — 4.4%
Concho Resources, Inc.(1)	124,677	12,255,749
Laredo Petroleum, Inc.(1)	1,748,325	16,486,705
Noble Energy, Inc.	523,403	15,796,302
Unit Corp.(1)	464,515	5,230,439
		49,769,195
Oil Well Equipment & Services — 0.8%
Rowan Companies PLC, Class A	584,728	9,443,357
		9,443,357
Pharmaceuticals — 6.4%
Allergan PLC(1)	121,382	32,992,841
Cardinal Health, Inc.	151,334	11,625,478
Endo International PLC(1)	398,957	27,639,741
		72,258,060
Real Estate Investment Trusts — 8.5%
American Campus Communities, Inc.	249,486	9,041,373
Equity Commonwealth(1)	1,587,873	43,253,660
Iron Mountain, Inc.	1,420,748	44,071,603
		96,366,636
Real Estate Services — 1.6%
CBRE Group, Inc., Class A(1)	549,119	17,571,808
		17,571,808
Restaurants — 1.2%
Aramark	466,581	13,829,461
		13,829,461
Scientific Instruments: Pollution Control — 2.8%
Clean Harbors, Inc.(1)	717,841	31,563,469
		31,563,469

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2015 (unaudited)	Shares	Value
Semiconductors & Components — 0.9%
Atmel Corp.	1,252,540	$10,107,998
		10,107,998
Utilities: Electrical — 2.0%
NRG Energy, Inc.	1,517,670	22,537,399
		22,537,399
Utilities: Gas Distributors — 1.8%
Questar Corp.	1,051,192	20,403,637
		20,403,637
Utilities: Miscellaneous — 1.7%
Calpine Corp.(1)	1,303,812	19,035,655
		19,035,655
Total Common Stocks (Cost $1,052,886,384)		1,107,432,784

	Principal Amount	Value
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $14,640,000, due 10/1/2015(2)	$14,640,000	14,640,000
Total Repurchase Agreements (Cost $14,640,000)		14,640,000
Total Investments — 99.3% (Cost $1,067,526,384)		1,122,072,784
Other Assets, Net — 0.7%		7,885,310
Total Net Assets — 100.0%		$1,129,958,094

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$14,937,350

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,107,432,784	$—	$—	$1,107,432,784
Repurchase Agreements	—	14,640,000	—	14,640,000

Total	$1,107,432,784	$14,640,000	$—	$1,122,072,784

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 96.8%
Asset Management & Custodian — 4.5%
Franklin Resources, Inc.	399,100	$14,870,466
State Street Corp.	192,213	12,918,636
		27,789,102
Automobiles — 3.2%
General Motors Co.	658,330	19,763,067
		19,763,067
Banks: Diversified — 10.1%
Citizens Financial Group, Inc.	955,380	22,795,367
The PNC Financial Services Group, Inc.	209,000	18,642,800
Wells Fargo & Co.	409,700	21,038,095
		62,476,262
Cable Television Services — 3.4%
Charter Communications, Inc., Class A(1)	120,330	21,160,030
		21,160,030
Chemicals: Specialty — 2.5%
LyondellBasell Industries N.V., Class A	37,180	3,099,325
Praxair, Inc.	121,189	12,344,311
		15,443,636
Computer Services, Software & Systems — 10.5%
Google, Inc., Class A(1)	49,444	31,563,566
Intuit, Inc.	70,080	6,219,600
Microsoft Corp.	608,180	26,918,047
		64,701,213
Computer Technology — 2.1%
EMC Corp.	528,390	12,765,902
		12,765,902
Diversified Financial Services — 3.9%
JPMorgan Chase & Co.	391,540	23,872,194
		23,872,194
Diversified Media — 3.9%
Twenty-First Century Fox, Inc., Class A	898,575	24,243,553
		24,243,553
Diversified Retail — 8.4%
Dollar General Corp.	312,800	22,659,232
Liberty Interactive Corp. QVC Group, Class A(1)	1,116,731	29,291,854
		51,951,086
Drug & Grocery Store Chains — 4.1%
CVS Health Corp.	261,205	25,201,058
		25,201,058
Financial Data & Systems — 3.2%
American Express Co.	265,520	19,682,998
		19,682,998
Foods — 2.2%
Mondelez International, Inc., Class A	317,350	13,287,444
		13,287,444
Gas Pipeline — 2.5%
Kinder Morgan, Inc.	564,228	15,617,831
		15,617,831

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2015 (unaudited)	Shares	Value
Health Care Management Services — 2.2%
UnitedHealth Group, Inc.	115,555	$13,405,536
		13,405,536
Insurance: Multi-Line — 0.7%
American International Group, Inc.	71,000	4,034,220
		4,034,220
Insurance: Property - Casualty — 7.5%
FNF Group	337,980	11,988,151
The Progressive Corp.	803,880	24,630,883
XL Group PLC	273,650	9,938,968
		46,558,002
Machinery: Engines — 1.9%
Cummins, Inc.	110,170	11,962,259
		11,962,259
Medical Equipment — 1.5%
Agilent Technologies, Inc.	273,830	9,400,584
		9,400,584
Oil: Crude Producers — 1.6%
Noble Energy, Inc.	330,520	9,975,094
		9,975,094
Oil: Integrated — 3.2%
Chevron Corp.	249,025	19,643,092
		19,643,092
Pharmaceuticals — 8.0%
Allergan PLC(1)	71,681	19,483,612
Bristol-Myers Squibb Co.	201,270	11,915,184
Pfizer, Inc.	580,575	18,235,861
		49,634,657
Radio & TV Broadcasters — 2.3%
Sirius XM Holdings, Inc.(1)	3,751,900	14,032,106
		14,032,106
Restaurants — 2.4%
McDonald’s Corp.	151,600	14,937,148
		14,937,148
Semiconductors & Components — 0.5%
NXP Semiconductors N.V.(1)	35,940	3,129,296
		3,129,296
Utilities: Electrical — 0.5%
NRG Energy, Inc.	205,820	3,056,427
		3,056,427
Total Common Stocks (Cost $535,172,826)		597,723,797

	Principal Amount	Value
Repurchase Agreements — 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $29,700,000, due 10/1/2015(2)	$29,700,000	29,700,000
Total Repurchase Agreements (Cost $29,700,000)		29,700,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2015 (unaudited)	Value
Total Investments — 101.6% (Cost $564,872,826)	$627,423,797
Other Liabilities, Net — (1.6)%	(9,759,932)
Total Net Assets — 100.0%	$617,663,865

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$30,295,144

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$597,723,797	$—	$—	$597,723,797
Repurchase Agreements	—	29,700,000	—	29,700,000

Total	$597,723,797	$29,700,000	$—	$627,423,797

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 95.1%
Auto Parts — 2.7%
Dana Holding Corp.	253,173	$4,020,387
		4,020,387
Banks: Diversified — 3.4%
Zions Bancorporation	183,110	5,042,849
		5,042,849
Cable Television Services — 3.9%
Charter Communications, Inc., Class A(1)	33,220	5,841,737
		5,841,737
Computer Services, Software & Systems — 18.7%
Cadence Design Systems, Inc.(1)	298,538	6,173,766
CommVault Systems, Inc.(1)	218,330	7,414,487
Google, Inc., Class A(1)	14,382	9,181,037
Microsoft Corp.	120,510	5,333,773
		28,103,063
Containers & Packaging — 2.9%
Sealed Air Corp.	93,720	4,393,594
		4,393,594
Diversified Financial Services — 3.7%
JPMorgan Chase & Co.	91,900	5,603,143
		5,603,143
Diversified Media — 4.6%
Twenty-First Century Fox, Inc., Class A	256,630	6,923,877
		6,923,877
Diversified Retail — 15.7%
Dollar General Corp.	75,520	5,470,669
Liberty Interactive Corp. QVC Group, Class A(1)	401,800	10,539,214
Liberty Ventures, Series A(1)	187,569	7,568,409
		23,578,292
Financial Data & Systems — 4.3%
Fidelity National Information Services, Inc.	95,330	6,394,736
		6,394,736
Health Care Services — 2.6%
Allscripts Healthcare Solutions, Inc.(1)	316,704	3,927,130
		3,927,130
Insurance: Property - Casualty — 11.3%
FNF Group	228,350	8,099,575
XL Group PLC	246,450	8,951,064
		17,050,639
Medical Equipment — 2.0%
Agilent Technologies, Inc.	88,690	3,044,728
		3,044,728
Pharmaceuticals — 7.6%
Allergan PLC(1)	22,733	6,179,057
Pfizer, Inc.	166,250	5,221,912
		11,400,969
Real Estate Investment Trusts — 8.6%
Equity Commonwealth(1)	213,890	5,826,364
Iron Mountain, Inc.	231,271	7,174,026
		13,000,390

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

September 30, 2015 (unaudited)	Shares	Value
Scientific Instruments: Pollution Control — 3.1%
Clean Harbors, Inc.(1)	107,701	$4,735,613
		4,735,613
Total Common Stocks (Cost $133,158,784)		143,061,147

	Principal Amount	Value
Repurchase Agreements — 2.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $4,444,000, due 10/1/2015(2)	$4,444,000	4,444,000
Total Repurchase Agreements (Cost $4,444,000)		4,444,000
Total Investments — 98.0% (Cost $137,602,784)		147,505,147
Other Assets, Net — 2.0%		2,980,594
Total Net Assets — 100.0%		$150,485,741

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$4,535,925

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$143,061,147	$—	$—	$143,061,147
Repurchase Agreements	—	4,444,000	—	4,444,000

Total	$143,061,147	$4,444,000	$—	$147,505,147

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

September 30, 2015 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.8%
Chemicals: Diversified — 6.9%
Sociedad Quimica y Minera de Chile S.A., ADR		9,239,875	$134,347,782
			134,347,782
Copper — 6.8%
First Quantum Minerals Ltd.	CAD	25,420,061	93,146,570
HudBay Minerals, Inc.		8,371,325	30,806,476
Taseko Mines Ltd.(1)(2)		22,691,678	9,192,399
			133,145,445
Fertilizers — 1.7%
The Mosaic Co.		1,042,271	32,425,051
			32,425,051
Gold — 3.8%
Goldcorp, Inc.		5,967,873	74,717,770
			74,717,770
Metals & Minerals: Diversified — 19.1%
Iluka Resources Ltd.	AUD	20,678,027	90,453,872
Mineral Resources Ltd.(2)	AUD	13,326,434	38,678,998
Turquoise Hill Resources Ltd.(1)		94,974,601	242,185,233
			371,318,103
Oil: Crude Producers — 54.5%
Antero Resources Corp.(1)		4,440,153	93,953,637
Cabot Oil & Gas Corp.		4,120,607	90,076,469
Denbury Resources, Inc.(2)		18,842,319	45,975,258
EOG Resources, Inc.		347,927	25,329,086
Kosmos Energy Ltd.(1)		13,307,484	74,255,761
Laredo Petroleum, Inc.(1)		10,538,368	99,376,810
Noble Energy, Inc.		6,118,242	184,648,544
Ophir Energy PLC(1)(2)	GBP	37,863,431	51,567,738
Painted Pony Petroleum Ltd.(1)	CAD	4,716,013	19,295,190
Peyto Exploration & Development Corp.	CAD	4,662,459	96,952,594
Range Resources Corp.		2,913,074	93,567,937
Southwestern Energy Co.(1)		7,377,688	93,622,861
Tourmaline Oil Corp.(1)	CAD	3,876,680	90,257,360
			1,058,879,245
Total Common Stocks (Cost $3,574,587,061)			1,804,833,396

		Principal Amount	Value
Repurchase Agreements — 7.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $141,714,000, due 10/1/2015(3)		$141,714,000	141,714,000
Total Repurchase Agreements (Cost $141,714,000)			141,714,000
Total Investments — 100.1% (Cost $3,716,301,061)			1,946,547,396
Other Liabilities, Net — (0.1)%			(2,585,617)
Total Net Assets — 100.0%			$1,943,961,779

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$144,550,950

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Other	$1,624,132,788	$—		$—	$1,624,132,788
Iluka Resources Ltd.	—	90,453,872	*	—	90,453,872
Mineral Resources Ltd.	—	38,678,998	*	—	38,678,998
Ophir Energy PLC	—	51,567,738	*	—	51,567,738
Repurchase Agreements	—	141,714,000		—	141,714,000

Total	$1,624,132,788	$322,414,608		$—	$1,946,547,396

*	Security whose value was determined by a pricing service using a pricing model (See Notes to Schedule of Investments) and was classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace — 2.7%
HEICO Corp., Class A	840,238	$38,155,208
Teledyne Technologies, Inc.(1)	250,107	22,584,662
		60,739,870
Asset Management & Custodian — 0.6%
WisdomTree Investments, Inc.	861,450	13,895,188
		13,895,188
Auto Parts — 1.1%
Gentherm, Inc.(1)	516,490	23,200,731
		23,200,731
Back Office Support, HR and Consulting — 2.0%
Ritchie Bros. Auctioneers, Inc.	1,672,830	43,292,840
		43,292,840
Banks: Diversified — 1.9%
Western Alliance Bancorp(1)	1,387,830	42,620,259
		42,620,259
Biotechnology — 15.6%
Aimmune Therapeutics, Inc.(1)	480,820	12,174,362
Amicus Therapeutics, Inc.(1)	1,894,184	26,499,634
aTyr Pharma, Inc.(1)	720,363	7,390,924
Bluebird Bio, Inc.(1)	148,795	12,729,412
Blueprint Medicines Corp.(1)	421,482	8,994,426
Celyad, ADR(1)	193,200	8,085,420
Chimerix, Inc.(1)	525,530	20,075,246
DBV Technologies S.A., ADR(1)	334,840	11,916,956
Galapagos N.V., ADR(1)	64,160	2,611,954
Global Blood Therapeutics, Inc.(1)	212,610	8,963,638
Ignyta, Inc.(1)	791,660	6,950,775
Immune Design Corp.(1)	627,181	7,651,608
Inotek Pharmaceuticals Corp.(1)	876,190	8,236,186
Kite Pharma, Inc.(1)	351,990	19,598,803
Ligand Pharmaceuticals, Inc.(1)	342,290	29,317,138
Lion Biotechnologies, Inc.(1)	1,546,230	8,906,285
Loxo Oncology, Inc.(1)(2)	1,031,270	18,026,600
NantKwest, Inc.(1)	582,220	6,672,241
Neurocrine Biosciences, Inc.(1)	560,050	22,284,389
Pronai Therapeutics, Inc.(1)	419,650	8,611,218
REGENXBIO, Inc.(1)	452,860	9,976,506
Repligen Corp.(1)	496,400	13,824,740
Sage Therapeutics, Inc.(1)	298,676	12,639,968
Spark Therapeutics, Inc.(1)	296,590	12,376,701
Ultragenyx Pharmaceutical, Inc.(1)	257,444	24,794,432
Vital Therapies, Inc.(1)	1,084,202	4,380,176
Zafgen, Inc.(1)	397,430	12,697,889
		346,387,627
Building Materials — 1.5%
Headwaters, Inc.(1)	1,784,600	33,550,480
		33,550,480
Chemicals: Diversified — 1.9%
Chemtura Corp.(1)	1,457,453	41,712,305
		41,712,305

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Communications Technology — 1.6%
RingCentral, Inc., Class A(1)	2,003,620	$36,365,703
		36,365,703
Computer Services, Software & Systems — 13.0%
Barracuda Networks, Inc.(1)	511,369	7,967,129
Black Knight Financial Services, Inc., Class A(1)	598,831	19,491,949
comScore, Inc.(1)	761,130	35,126,149
Demandware, Inc.(1)	490,020	25,324,234
LogMeIn, Inc.(1)	1,114,050	75,933,648
Proofpoint, Inc.(1)	1,233,755	74,420,102
The Ultimate Software Group, Inc.(1)	276,333	49,466,370
		287,729,581
Consumer Lending — 1.4%
PRA Group, Inc.(1)	604,087	31,968,284
		31,968,284
Diversified Materials & Processing — 1.6%
Hexcel Corp.	775,616	34,794,134
		34,794,134
Electronic Entertainment — 1.9%
Take-Two Interactive Software, Inc.(1)	1,486,580	42,709,443
		42,709,443
Entertainment — 1.8%
IMAX Corp.(1)	1,150,857	38,887,458
		38,887,458
Financial Data & Systems — 4.9%
Blackhawk Network Holdings, Inc.(1)	524,552	22,235,759
Euronet Worldwide, Inc.(1)	881,242	65,291,220
Heartland Payment Systems, Inc.	317,650	20,015,126
		107,542,105
Foods — 3.2%
Freshpet, Inc.(1)	1,579,458	16,584,309
Pinnacle Foods, Inc.	1,289,970	54,023,944
		70,608,253
Health Care Services — 2.5%
Acadia Healthcare Co., Inc.(1)	486,512	32,241,150
ExamWorks Group, Inc.(1)	777,240	22,726,498
		54,967,648
Hotel/Motel — 0.7%
La Quinta Holdings, Inc.(1)	1,027,910	16,220,420
		16,220,420
Household Furnishings — 2.1%
Restoration Hardware Holdings, Inc.(1)	491,140	45,828,273
		45,828,273
Leisure Time — 2.9%
ClubCorp Holdings, Inc.	1,665,394	35,739,355
Marriott Vacations Worldwide Corp.	410,410	27,965,338
		63,704,693
Medical & Dental Instruments & Supplies — 5.9%
AtriCure, Inc.(1)(2)	1,482,908	32,490,514
Entellus Medical, Inc.(1)	746,131	13,445,281
Intersect ENT, Inc.(1)	533,920	12,493,728
STERIS Corp.	596,720	38,768,899

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
West Pharmaceutical Services, Inc.	638,295	$34,544,525
		131,742,947
Medical Equipment — 5.5%
ConforMIS, Inc.(1)	935,630	16,897,478
DexCom, Inc.(1)	371,394	31,887,889
NxStage Medical, Inc.(1)	2,763,420	43,579,133
Penumbra, Inc.(1)	77,320	3,100,532
Zeltiq Aesthetics, Inc.(1)	839,230	26,880,537
		122,345,569
Office Supplies & Equipment — 1.6%
Steelcase, Inc., Class A	1,962,099	36,122,243
		36,122,243
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	310,040	9,468,622
Diamondback Energy, Inc.(1)	207,060	13,376,076
		22,844,698
Oil Well Equipment & Services — 0.6%
RigNet, Inc.(1)	506,481	12,915,265
		12,915,265
Pharmaceuticals — 0.5%
Ascendis Pharma A/S, ADR(1)	649,113	11,489,300
		11,489,300
Restaurants — 5.8%
Papa John’s International, Inc.	540,990	37,046,995
Popeyes Louisiana Kitchen, Inc.(1)	546,370	30,793,413
Red Robin Gourmet Burgers, Inc.(1)	602,660	45,645,469
Wingstop, Inc.(1)	610,540	14,640,749
		128,126,626
Securities Brokerage & Services — 0.7%
MarketAxess Holdings, Inc.	154,253	14,327,019
		14,327,019
Semiconductors & Components — 3.8%
M/A-COM Technology Solutions Holdings, Inc.(1)	902,900	26,175,071
Monolithic Power Systems, Inc.	629,630	32,237,056
Tower Semiconductor Ltd.(1)	2,010,990	25,881,441
		84,293,568
Specialty Retail — 2.1%
Boot Barn Holdings, Inc.(1)	735,660	13,558,214
Lithia Motors, Inc., Class A	298,110	32,228,672
		45,786,886
Steel — 1.1%
Steel Dynamics, Inc.	1,464,850	25,166,123
		25,166,123
Textiles, Apparel & Shoes — 3.1%
Carter’s, Inc.	262,490	23,792,093
G-III Apparel Group Ltd.(1)	427,246	26,343,988
Steven Madden Ltd.(1)	485,630	17,783,771
		67,919,852

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Truckers — 1.2%
Knight Transportation, Inc.	1,102,150	$26,451,600
		26,451,600
Total Common Stocks (Cost $2,056,998,038)		2,166,256,991

	Principal Amount	Value
Repurchase Agreements — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $92,109,000, due 10/1/2015(3)	$92,109,000	92,109,000
Total Repurchase Agreements (Cost $92,109,000)		92,109,000
Total Investments — 101.9% (Cost $2,149,107,038)		2,258,365,991
Other Liabilities, Net — (1.9)%		(42,947,771)
Total Net Assets — 100.0%		$2,215,418,220

(1)	Non-income-producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$93,955,513

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,166,256,991	$—	$—	$2,166,256,991
Repurchase Agreements	—	92,109,000	—	92,109,000

Total	$2,166,256,991	$92,109,000	$—	$2,258,365,991

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 98.4%
Aerospace — 3.7%
HEICO Corp., Class A	385,043	$17,484,803
Teledyne Technologies, Inc.(1)	119,052	10,750,395
		28,235,198
Asset Management & Custodian — 2.5%
SEI Investments Co.	253,860	12,243,668
WisdomTree Investments, Inc.	413,330	6,667,013
		18,910,681
Back Office Support, HR and Consulting — 2.9%
Ritchie Bros. Auctioneers, Inc.	853,020	22,076,158
		22,076,158
Banks: Diversified — 2.6%
PrivateBancorp, Inc.	309,030	11,845,120
SVB Financial Group(1)	71,615	8,274,397
		20,119,517
Biotechnology — 5.8%
Cepheid, Inc(1)	211,120	9,542,624
Ligand Pharmaceuticals, Inc.(1)	318,680	27,294,942
Repligen Corp.(1)	273,006	7,603,217
		44,440,783
Building Materials — 1.9%
Headwaters, Inc.(1)	780,660	14,676,408
		14,676,408
Computer Services, Software & Systems — 12.1%
Barracuda Networks, Inc.(1)	224,850	3,503,163
Black Knight Financial Services, Inc., Class A(1)	305,824	9,954,571
Fleetmatics Group PLC(1)	237,330	11,650,530
GoDaddy, Inc., Class A(1)	377,450	9,515,515
LogMeIn, Inc.(1)	467,567	31,869,367
Paycom Software, Inc.(1)	317,340	11,395,679
The Ultimate Software Group, Inc.(1)	83,436	14,935,878
		92,824,703
Consumer Lending — 2.1%
PRA Group, Inc.(1)	312,690	16,547,555
		16,547,555
Containers & Packaging — 1.9%
Graphic Packaging Holding Co.	1,127,790	14,424,434
		14,424,434
Diversified Materials & Processing — 2.3%
Hexcel Corp.	396,098	17,768,956
		17,768,956
Entertainment — 2.3%
IMAX Corp.(1)	517,025	17,470,275
		17,470,275
Financial Data & Systems — 6.8%
Euronet Worldwide, Inc.(1)	441,939	32,743,261
Heartland Payment Systems, Inc.	161,949	10,204,406
TransUnion(1)	376,610	9,460,443
		52,408,110
Foods — 3.5%
Blue Buffalo Pet Products, Inc.(1)	445,790	7,984,099

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Pinnacle Foods, Inc.	461,660	$19,334,321
		27,318,420
Health Care Facilities — 1.6%
Universal Health Services, Inc., Class B	100,335	12,522,811
		12,522,811
Health Care Services — 2.9%
ExamWorks Group, Inc.(1)	333,151	9,741,335
Premier, Inc., Class A(1)	371,290	12,761,238
		22,502,573
Hotel/Motel — 1.1%
La Quinta Holdings, Inc.(1)	513,780	8,107,448
		8,107,448
Household Furnishings — 5.4%
Fortune Brands Home & Security, Inc.	445,650	21,155,005
Restoration Hardware Holdings, Inc.(1)	216,728	20,222,890
		41,377,895
Leisure Time — 2.6%
Six Flags Entertainment Corp.	436,510	19,983,428
		19,983,428
Medical & Dental Instruments & Supplies — 4.9%
Align Technology, Inc.(1)	84,230	4,780,895
STERIS Corp.	236,820	15,386,195
West Pharmaceutical Services, Inc.	328,696	17,789,028
		37,956,118
Medical Equipment — 4.3%
DexCom, Inc.(1)	73,760	6,333,034
Hologic, Inc.(1)	373,890	14,630,316
IDEXX Laboratories, Inc.(1)	159,022	11,807,383
		32,770,733
Office Supplies & Equipment — 1.9%
Knoll, Inc.	660,036	14,507,591
		14,507,591
Oil: Crude Producers — 1.2%
Carrizo Oil & Gas, Inc.(1)	126,910	3,875,831
Diamondback Energy, Inc.(1)	82,210	5,310,766
		9,186,597
Pharmaceuticals — 4.3%
Horizon Pharma PLC(1)	700,360	13,881,135
Jazz Pharmaceuticals PLC(1)	143,907	19,112,289
		32,993,424
Recreational Vehicles & Boats — 2.1%
Brunswick Corp.	343,080	16,430,101
		16,430,101
Restaurants — 3.4%
Papa John’s International, Inc.	200,990	13,763,795
Popeyes Louisiana Kitchen, Inc.(1)	224,277	12,640,252
		26,404,047
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	79,303	7,365,663
		7,365,663
Semiconductors & Components — 4.3%
Cavium, Inc.(1)	138,080	8,473,969

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
M/A-COM Technology Solutions Holdings, Inc.(1)	397,721	$11,529,932
Monolithic Power Systems, Inc.	256,510	13,133,312
		33,137,213
Specialty Retail — 2.5%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	119,380	19,500,723
		19,500,723
Textiles, Apparel & Shoes — 1.8%
Carter’s, Inc.	154,257	13,981,855
		13,981,855
Truckers — 1.5%
Old Dominion Freight Line, Inc.(1)	185,127	11,292,747
		11,292,747
Utilities: Telecommunications — 1.2%
Zayo Group Holdings, Inc.(1)	353,790	8,972,114
		8,972,114
Total Common Stocks (Cost $652,216,738)		756,214,279

	Principal Amount	Value
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $12,310,000, due 10/1/2015(2)	$12,310,000	12,310,000
Total Repurchase Agreements (Cost $12,310,000)		12,310,000
Total Investments — 100.0% (Cost $664,526,738)		768,524,279
Other Liabilities, Net — 0.0%		(3,515)
Total Net Assets — 100.0%		$768,520,764

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$12,559,525

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$756,214,279	$—	$—	$756,214,279
Repurchase Agreements	—	12,310,000	—	12,310,000

Total	$756,214,279	$12,310,000	$—	$768,524,279

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.6%
Aerospace — 1.5%
Teledyne Technologies, Inc.(1)	51,975	$4,693,343
		4,693,343
Air Transport — 1.8%
Southwest Airlines Co.	153,670	5,845,607
		5,845,607
Asset Management & Custodian — 2.8%
Affiliated Managers Group, Inc.(1)	21,670	3,705,353
SEI Investments Co.	112,970	5,448,543
		9,153,896
Back Office Support, HR and Consulting — 4.0%
Ritchie Bros. Auctioneers, Inc.	374,740	9,698,271
Robert Half International, Inc.	64,840	3,317,215
		13,015,486
Banks: Diversified — 2.4%
Signature Bank(1)	30,405	4,182,512
SVB Financial Group(1)	32,360	3,738,874
		7,921,386
Beverage: Brewers & Distillers — 3.3%
Constellation Brands, Inc., Class A	84,370	10,563,968
		10,563,968
Biotechnology — 2.1%
Bluebird Bio, Inc.(1)	20,400	1,745,220
Juno Therapeutics, Inc.(1)	46,290	1,883,540
Kite Pharma, Inc.(1)	40,480	2,253,926
NantKwest, Inc.(1)	78,610	900,871
		6,783,557
Computer Services, Software & Systems — 7.8%
Akamai Technologies, Inc.(1)	81,150	5,604,219
Black Knight Financial Services, Inc., Class A(1)	136,350	4,438,193
Demandware, Inc.(1)	88,480	4,572,646
LinkedIn Corp., Class A(1)	33,860	6,437,802
SS&C Technologies Holdings, Inc.	63,130	4,421,625
		25,474,485
Containers & Packaging — 2.1%
WestRock Co.	133,200	6,851,808
		6,851,808
Diversified Materials & Processing — 2.0%
Hexcel Corp.	145,970	6,548,214
		6,548,214
Diversified Retail — 3.1%
Dollar Tree, Inc.(1)	150,880	10,057,661
		10,057,661
Drug & Grocery Store Chains — 1.1%
The Kroger Co.	103,040	3,716,653
		3,716,653
Electronic Entertainment — 4.1%
Activision Blizzard, Inc.	318,080	9,825,491
King Digital Entertainment PLC	254,280	3,442,951
		13,268,442

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Financial Data & Systems — 6.3%
Euronet Worldwide, Inc.(1)	190,400	$14,106,736
Global Payments, Inc.	19,190	2,201,669
TransUnion(1)	167,930	4,218,401
		20,526,806
Foods — 3.3%
Pinnacle Foods, Inc.	252,590	10,578,469
		10,578,469
Health Care Facilities — 1.6%
Universal Health Services, Inc., Class B	40,640	5,072,278
		5,072,278
Household Furnishings — 5.1%
Fortune Brands Home & Security, Inc.	195,760	9,292,727
Restoration Hardware Holdings, Inc.(1)	79,110	7,381,754
		16,674,481
Leisure Time — 2.8%
Six Flags Entertainment Corp.	194,850	8,920,233
		8,920,233
Luxury Items — 2.7%
Signet Jewelers Ltd.	65,015	8,850,492
		8,850,492
Machinery: Industrial — 1.2%
The Middleby Corp.(1)	37,070	3,899,393
		3,899,393
Medical & Dental Instruments & Supplies — 4.2%
Align Technology, Inc.(1)	34,780	1,974,113
Edwards Lifesciences Corp.(1)	53,020	7,537,853
STERIS Corp.	62,360	4,051,529
		13,563,495
Medical Equipment — 6.2%
DexCom, Inc.(1)	32,170	2,762,116
Hologic, Inc.(1)	174,990	6,847,359
IDEXX Laboratories, Inc.(1)	59,290	4,402,283
Illumina, Inc.(1)	35,570	6,253,917
		20,265,675
Oil: Crude Producers — 1.3%
Concho Resources, Inc.(1)	21,805	2,143,432
Diamondback Energy, Inc.(1)	34,210	2,209,966
		4,353,398
Pharmaceuticals — 3.1%
BioMarin Pharmaceutical, Inc.(1)	55,060	5,798,919
Jazz Pharmaceuticals PLC(1)	31,970	4,245,936
		10,044,855
Production Technology Equipment — 0.7%
Lam Research Corp.	36,730	2,399,571
		2,399,571
Real Estate Investment Trusts — 1.3%
Equinix, Inc.	14,980	4,095,532
		4,095,532
Real Estate Services — 2.1%
CBRE Group, Inc., Class A(1)	214,050	6,849,600
		6,849,600

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Recreational Vehicles & Boats — 2.2%
Brunswick Corp.	145,500	$6,967,995
		6,967,995
Securities Brokerage & Services — 2.0%
Intercontinental Exchange, Inc.	27,425	6,444,601
		6,444,601
Semiconductors & Components — 2.4%
Avago Technologies Ltd.	37,840	4,730,378
Cavium, Inc.(1)	50,240	3,083,229
		7,813,607
Specialty Retail — 2.9%
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	57,780	9,438,363
		9,438,363
Steel — 1.4%
Steel Dynamics, Inc.	262,660	4,512,499
		4,512,499
Textiles, Apparel & Shoes — 4.2%
Carter’s, Inc.	77,892	7,060,131
lululemon athletica, Inc.(1)	127,990	6,482,693
		13,542,824
Truckers — 1.4%
Old Dominion Freight Line, Inc.(1)	75,075	4,579,575
		4,579,575
Utilities: Telecommunications — 1.1%
Zayo Group Holdings, Inc.(1)	143,910	3,649,558
		3,649,558
Total Common Stocks (Cost $318,226,696)		316,937,806

	Principal Amount	Value
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $7,233,000, due 10/1/2015(2)	$7,233,000	7,233,000
Total Repurchase Agreements (Cost $7,233,000)		7,233,000
Total Investments — 99.8% (Cost $325,459,696)		324,170,806
Other Assets, Net — 0.2%		669,252
Total Net Assets — 100.0%		$324,840,058

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$7,379,513

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$316,937,806	$—	$—	$316,937,806
Repurchase Agreements	—	7,233,000	—	7,233,000

Total	$316,937,806	$7,233,000	$—	$324,170,806

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 98.2%
Air Transport — 3.7%
FedEx Corp.	23,260	$3,348,975
Southwest Airlines Co.	144,120	5,482,325
		8,831,300
Back Office Support, HR and Consulting — 1.0%
Robert Half International, Inc.	46,990	2,404,008
		2,404,008
Beverage: Brewers & Distillers — 3.2%
Constellation Brands, Inc., Class A	61,945	7,756,133
		7,756,133
Biotechnology — 5.3%
Bluebird Bio, Inc.(1)	15,210	1,301,216
Celgene Corp.(1)	105,720	11,435,732
		12,736,948
Computer Services, Software & Systems — 14.8%
Akamai Technologies, Inc.(1)	52,410	3,619,435
Facebook, Inc., Class A(1)	149,630	13,451,737
Google, Inc., Class C(1)	17,151	10,435,011
LinkedIn Corp., Class A(1)	20,810	3,956,605
SS&C Technologies Holdings, Inc.	58,900	4,125,356
		35,588,144
Computer Technology — 3.6%
Apple, Inc.	79,407	8,758,592
		8,758,592
Containers & Packaging — 2.4%
WestRock Co.	114,190	5,873,934
		5,873,934
Cosmetics — 2.3%
The Estee Lauder Companies, Inc., Class A	67,070	5,411,208
		5,411,208
Diversified Manufacturing Operations — 4.0%
General Electric Co.	146,310	3,689,938
Illinois Tool Works, Inc.	72,004	5,926,649
		9,616,587
Diversified Media — 1.2%
Time Warner, Inc.	41,000	2,818,750
		2,818,750
Diversified Retail — 5.3%
Amazon.com, Inc.(1)	15,110	7,734,658
Dollar Tree, Inc.(1)	73,210	4,880,178
		12,614,836
Drug & Grocery Store Chains — 4.1%
CVS Health Corp.	29,670	2,862,562
The Kroger Co.	196,300	7,080,541
		9,943,103
Electronic Entertainment — 2.9%
Activision Blizzard, Inc.	222,940	6,886,617
		6,886,617
Entertainment — 3.1%
The Walt Disney Co.	73,440	7,505,568
		7,505,568

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2015 (unaudited)	Shares	Value
Financial Data & Systems — 3.3%
Visa, Inc., Class A	113,942	$7,937,200
		7,937,200
Foods — 2.7%
Pinnacle Foods, Inc.	155,860	6,527,417
		6,527,417
Health Care Facilities — 1.3%
Universal Health Services, Inc., Class B	24,650	3,076,566
		3,076,566
Household Furnishings — 1.4%
Fortune Brands Home & Security, Inc.	68,770	3,264,512
		3,264,512
Medical & Dental Instruments & Supplies — 4.0%
Edwards Lifesciences Corp.(1)	38,020	5,405,303
St. Jude Medical, Inc.	65,040	4,103,374
		9,508,677
Medical Equipment — 2.3%
Illumina, Inc.(1)	31,400	5,520,748
		5,520,748
Oil: Crude Producers — 1.1%
EOG Resources, Inc.	35,735	2,601,508
		2,601,508
Pharmaceuticals — 4.9%
Gilead Sciences, Inc.	119,780	11,761,198
		11,761,198
Production Technology Equipment — 1.1%
Lam Research Corp.	41,200	2,691,596
		2,691,596
Real Estate Investment Trusts — 1.7%
Equinix, Inc.	14,910	4,076,394
		4,076,394
Real Estate Services — 2.7%
CBRE Group, Inc., Class A(1)	203,300	6,505,600
		6,505,600
Restaurants — 2.5%
Starbucks Corp.	105,980	6,023,903
		6,023,903
Semiconductors & Components — 3.4%
Avago Technologies Ltd.	34,290	4,286,593
NXP Semiconductors N.V.(1)	43,110	3,753,588
		8,040,181
Specialty Retail — 4.6%
The Home Depot, Inc.	52,155	6,023,381
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	31,400	5,129,190
		11,152,571
Textiles, Apparel & Shoes — 4.3%
Lululemon Athletica, Inc.(1)	85,610	4,336,146
NIKE, Inc., Class B	49,510	6,088,245
		10,424,391
Total Common Stocks (Cost $200,435,023)		235,858,190

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $4,436,000, due 10/1/2015(2)	$4,436,000	$4,436,000
Total Repurchase Agreements (Cost $4,436,000)		4,436,000
Total Investments — 100.0% (Cost $204,871,023)		240,294,190
Other Liabilities, Net — 0.0%		(45,235)
Total Net Assets — 100.0%		$240,248,955

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$4,530,169

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$235,858,190	$—	$—	$235,858,190
Repurchase Agreements	—	4,436,000	—	4,436,000

Total	$235,858,190	$4,436,000	$—	$240,294,190

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 99.1%
Biotechnology — 4.9%
Bluebird Bio, Inc.(1)	10,040	$858,922
Celgene Corp.(1)	15,560	1,683,125
Celyad, ADR(1)	15,180	635,283
Galapagos N.V., ADR(1)	3,100	126,201
Ignyta, Inc.(1)	29,640	260,239
Immune Design Corp.(1)	27,370	333,914
Juno Therapeutics, Inc.(1)	11,370	462,645
Kite Pharma, Inc.(1)	16,370	911,482
Lion Biotechnologies, Inc.(1)	65,950	379,872
Loxo Oncology, Inc.(1)	23,170	405,012
NantKwest, Inc.(1)	49,720	569,791
Vital Therapies, Inc.(1)	14,660	59,226
		6,685,712
Communications Technology — 3.2%
Infinera Corp.(1)	159,970	3,129,013
RingCentral, Inc., Class A(1)	67,190	1,219,499
		4,348,512
Computer Services, Software & Systems — 44.6%
Akamai Technologies, Inc.(1)	31,570	2,180,224
Alarm.com Holdings, Inc.(1)	35,000	408,100
Barracuda Networks, Inc.(1)	49,690	774,170
Citrix Systems, Inc.(1)	23,720	1,643,322
CommVault Systems, Inc.(1)	62,970	2,138,461
comScore, Inc.(1)	47,070	2,172,281
Demandware, Inc.(1)	30,170	1,559,186
Facebook, Inc., Class A(1)	119,660	10,757,434
Fleetmatics Group PLC(1)	38,490	1,889,474
Google, Inc., Class C(1)	19,758	12,021,162
Guidewire Software, Inc.(1)	40,000	2,103,200
LinkedIn Corp., Class A(1)	24,290	4,618,258
LogMeIn, Inc.(1)	49,344	3,363,287
Palo Alto Networks, Inc.(1)	13,670	2,351,240
Paycom Software, Inc.(1)	42,890	1,540,180
Proofpoint, Inc.(1)	62,909	3,794,671
Salesforce.com, Inc.(1)	41,230	2,862,599
ServiceNow, Inc.(1)	24,200	1,680,690
The Ultimate Software Group, Inc.(1)	10,030	1,795,470
Wix.com Ltd.(1)	70,920	1,235,426
		60,888,835
Computer Technology — 1.0%
Super Micro Computer, Inc.(1)	50,330	1,371,996
		1,371,996
Diversified Media — 2.0%
Time Warner, Inc.	39,920	2,744,500
		2,744,500
Diversified Retail — 4.5%
Amazon.com, Inc.(1)	12,060	6,173,393
		6,173,393
Electronic Entertainment — 5.3%
Activision Blizzard, Inc.	159,330	4,921,704
Take-Two Interactive Software, Inc.(1)	79,810	2,292,941
		7,214,645

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

September 30, 2015 (unaudited)	Shares	Value
Entertainment — 2.0%
IMAX Corp.(1)	80,300	$2,713,337
		2,713,337
Financial Data & Systems — 5.0%
Euronet Worldwide, Inc.(1)	34,410	2,549,437
Visa, Inc., Class A	60,380	4,206,071
		6,755,508
Leisure Time — 1.0%
HomeAway, Inc.(1)	53,350	1,415,909
		1,415,909
Medical Equipment — 1.8%
Illumina, Inc.(1)	14,300	2,514,226
		2,514,226
Pharmaceuticals — 1.9%
Gilead Sciences, Inc.	26,565	2,608,417
		2,608,417
Production Technology Equipment — 1.2%
Lam Research Corp.	25,060	1,637,170
		1,637,170
Real Estate Investment Trusts — 2.4%
Equinix, Inc.	11,710	3,201,514
		3,201,514
Semiconductors & Components — 14.8%
Avago Technologies Ltd.	31,290	3,911,563
Cavium, Inc.(1)	23,480	1,440,968
Exar Corp.(1)	201,030	1,196,128
Intersil Corp., Class A	126,850	1,484,145
Lattice Semiconductor Corp.(1)	405,140	1,559,789
M/A-COM Technology Solutions Holdings, Inc.(1)	58,244	1,688,494
Monolithic Power Systems, Inc.	65,300	3,343,360
NXP Semiconductors N.V.(1)	35,020	3,049,191
O2Micro International Ltd., ADR(1)	242,312	562,164
Tower Semiconductor Ltd.(1)	157,371	2,025,365
		20,261,167
Utilities: Telecommunications — 3.5%
Boingo Wireless, Inc.(1)	193,760	1,604,333
Ooma, Inc.(1)	275,570	1,915,211
Zayo Group Holdings, Inc.(1)	48,280	1,224,381
		4,743,925
Total Common Stocks (Cost $113,071,792)		135,278,766

	Principal Amount	Value
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $1,877,000, due 10/1/2015(2)	$1,877,000	1,877,000
Total Repurchase Agreements (Cost $1,877,000)		1,877,000
Total Investments — 100.5% (Cost $114,948,792)		137,155,766
Other Liabilities, Net — (0.5)%		(651,733)
Total Net Assets — 100.0%		$136,504,033

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$1,916,925

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$135,278,766	$—	$—	$135,278,766
Repurchase Agreements	—	1,877,000	—	1,877,000

Total	$135,278,766	$1,877,000	$—	$137,155,766

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace — 2.8%
HEICO Corp., Class A	28,279	$1,284,149
Teledyne Technologies, Inc.(1)	8,780	792,834
		2,076,983
Asset Management & Custodian — 0.6%
WisdomTree Investments, Inc.	29,300	472,609
		472,609
Auto Parts — 1.1%
Gentherm, Inc.(1)	17,660	793,287
		793,287
Back Office Support, HR and Consulting — 2.0%
Ritchie Bros. Auctioneers, Inc.	56,980	1,474,642
		1,474,642
Banks: Diversified — 1.9%
Western Alliance Bancorp(1)	46,390	1,424,637
		1,424,637
Biotechnology — 15.9%
Aimmune Therapeutics, Inc.(1)	16,850	426,642
Amicus Therapeutics, Inc.(1)	66,306	927,621
aTyr Pharma, Inc.(1)	24,877	255,238
Bluebird Bio, Inc.(1)	5,135	439,299
Blueprint Medicines Corp.(1)	14,650	312,631
Celyad, ADR(1)	6,470	270,769
Chimerix, Inc.(1)	17,713	676,637
DBV Technologies S.A., ADR(1)	11,380	405,014
Galapagos N.V., ADR(1)	2,200	89,562
Global Blood Therapeutics, Inc.(1)	7,430	313,249
Ignyta, Inc.(1)	26,880	236,006
Immune Design Corp.(1)	25,580	312,076
Inotek Pharmaceuticals Corp.(1)	29,390	276,266
Kite Pharma, Inc.(1)	11,840	659,251
Ligand Pharmaceuticals, Inc.(1)	11,780	1,008,957
Lion Biotechnologies, Inc.(1)	51,770	298,195
Loxo Oncology, Inc.(1)	39,095	683,381
NantKwest, Inc.(1)	20,050	229,773
Neurocrine Biosciences, Inc.(1)	18,890	751,633
Pronai Therapeutics, Inc.(1)	14,390	295,283
REGENXBIO, Inc.(1)	15,150	333,754
Repligen Corp.(1)	16,944	471,890
Sage Therapeutics, Inc.(1)	10,018	423,962
Spark Therapeutics, Inc.(1)	10,090	421,056
Ultragenyx Pharmaceutical, Inc.(1)	8,677	835,682
Vital Therapies, Inc.(1)	38,213	154,381
Zafgen, Inc.(1)	13,300	424,935
		11,933,143
Building Materials — 1.5%
Headwaters, Inc.(1)	60,562	1,138,566
		1,138,566
Chemicals: Diversified — 1.9%
Chemtura Corp.(1)	49,136	1,406,272
		1,406,272

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2015 (unaudited)	Shares	Value
Communications Technology — 1.6%
RingCentral, Inc., Class A(1)	67,418	$1,223,637
		1,223,637
Computer Services, Software & Systems — 13.1%
Barracuda Networks, Inc.(1)	21,832	340,142
Black Knight Financial Services, Inc., Class A(1)	20,601	670,562
comScore, Inc.(1)	26,021	1,200,869
Demandware, Inc.(1)	16,810	868,741
LogMeIn, Inc.(1)	37,980	2,588,717
Proofpoint, Inc.(1)	41,930	2,529,218
The Ultimate Software Group, Inc.(1)	8,968	1,605,362
		9,803,611
Consumer Lending — 1.4%
PRA Group, Inc.(1)	20,358	1,077,345
		1,077,345
Diversified Materials & Processing — 1.6%
Hexcel Corp.	26,370	1,182,958
		1,182,958
Electronic Entertainment — 1.8%
Take-Two Interactive Software, Inc.(1)	47,630	1,368,410
		1,368,410
Entertainment — 1.7%
IMAX Corp.(1)	37,350	1,262,057
		1,262,057
Financial Data & Systems — 4.9%
Blackhawk Network Holdings, Inc.(1)	17,690	749,879
Euronet Worldwide, Inc.(1)	30,415	2,253,447
Heartland Payment Systems, Inc.	10,940	689,330
		3,692,656
Foods — 3.2%
Freshpet, Inc.(1)	53,020	556,710
Pinnacle Foods, Inc.	43,080	1,804,190
		2,360,900
Health Care Services — 2.5%
Acadia Healthcare Co., Inc.(1)	16,330	1,082,189
ExamWorks Group, Inc.(1)	25,760	753,223
		1,835,412
Hotel/Motel — 0.7%
La Quinta Holdings, Inc.(1)	34,380	542,516
		542,516
Household Furnishings — 2.0%
Restoration Hardware Holdings, Inc.(1)	16,210	1,512,555
		1,512,555
Leisure Time — 3.0%
ClubCorp Holdings, Inc.	56,928	1,221,675
Marriott Vacations Worldwide Corp.	14,680	1,000,295
		2,221,970
Medical & Dental Instruments & Supplies — 5.8%
AtriCure, Inc.(1)	47,511	1,040,966
Entellus Medical, Inc.(1)	25,165	453,473
Intersect ENT, Inc.(1)	17,880	418,392
STERIS Corp.	19,220	1,248,724

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2015 (unaudited)	Shares	Value
West Pharmaceutical Services, Inc.	21,990	$1,190,099
		4,351,654
Medical Equipment — 5.5%
ConforMIS, Inc.(1)	31,860	575,391
DexCom, Inc.(1)	12,557	1,078,144
NxStage Medical, Inc.(1)	94,792	1,494,870
Penumbra, Inc.(1)	2,580	103,458
Zeltiq Aesthetics, Inc.(1)	27,930	894,598
		4,146,461
Office Supplies & Equipment — 1.7%
Steelcase, Inc., Class A	68,461	1,260,367
		1,260,367
Oil Well Equipment & Services — 0.6%
RigNet, Inc.(1)	17,219	439,085
		439,085
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	10,670	325,862
Diamondback Energy, Inc.(1)	7,040	454,784
		780,646
Pharmaceuticals — 0.5%
Ascendis Pharma A/S, ADR(1)	22,679	401,418
		401,418
Restaurants — 5.8%
Papa John’s International, Inc.	17,830	1,220,998
Popeyes Louisiana Kitchen, Inc.(1)	19,130	1,078,167
Red Robin Gourmet Burgers, Inc.(1)	20,270	1,535,250
Wingstop, Inc.(1)	20,760	497,825
		4,332,240
Securities Brokerage & Services — 0.7%
MarketAxess Holdings, Inc.	5,275	489,942
		489,942
Semiconductors & Components — 3.9%
M/A-COM Technology Solutions Holdings, Inc.(1)	30,900	895,791
Monolithic Power Systems, Inc.	22,010	1,126,912
Tower Semiconductor Ltd.(1)	72,343	931,055
		2,953,758
Specialty Retail — 2.1%
Boot Barn Holdings, Inc.(1)	25,500	469,965
Lithia Motors, Inc., Class A	10,440	1,128,668
		1,598,633
Steel — 1.2%
Steel Dynamics, Inc.	50,575	868,879
		868,879
Textiles, Apparel & Shoes — 3.0%
Carter’s, Inc.	8,770	794,913
G-III Apparel Group Ltd.(1)	14,300	881,738
Steven Madden Ltd.(1)	16,270	595,807
		2,272,458

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2015 (unaudited)	Shares	Value
Truckers — 1.2%
Knight Transportation, Inc.	38,910	$933,840
		933,840
Total Common Stocks (Cost $66,207,969)		73,633,547

	Principal Amount	Value
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $1,448,000, due 10/1/2015(2)	$1,448,000	1,448,000
Total Repurchase Agreements (Cost $1,448,000)		1,448,000
Total Investments — 100.1% (Cost $67,655,969)		75,081,547
Other Liabilities, Net — (0.1)%		(107,722)
Total Net Assets — 100.0%		$74,973,825

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$1,479,356

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$73,633,547	$—	$—	$73,633,547
Repurchase Agreements	—	1,448,000	—	1,448,000

Total	$73,633,547	$1,448,000	$—	$75,081,547

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 96.9%
Australia — 4.9%
BHP Billiton Ltd.	17,578	$277,632
CSL Ltd.	5,857	368,600
Insurance Australia Group Ltd.	33,010	112,865
National Australia Bank Ltd.	16,847	356,532
Suncorp Group Ltd.	33,527	288,420
		1,404,049
Belgium — 3.4%
Ageas	6,773	278,384
KBC Groep N.V.	5,012	316,969
Melexis N.V.	3,371	156,158
Proximus	6,665	230,555
		982,066
Denmark — 4.1%
Danske Bank A/S	10,155	306,887
Pandora A/S	3,066	358,167
Royal Unibrew A/S	13,573	508,192
		1,173,246
France — 7.1%
Air Liquide S.A.	2,875	340,838
AXA S.A.	10,665	258,935
Bureau Veritas S.A.	16,951	357,840
Cap Gemini S.A.	4,312	385,074
Cie Generale des Etablissements Michelin	3,292	301,199
TOTAL S.A.	8,373	376,641
		2,020,527
Germany — 7.9%
Allianz SE (Reg S)	1,101	172,959
Bayer AG (Reg S)	3,304	423,898
Deutsche Boerse AG	3,947	340,405
Deutsche Wohnen AG	9,941	265,867
Drillisch AG	4,886	260,412
HeidelbergCement AG	2,682	184,178
HUGO BOSS AG	3,514	395,116
SAP SE	3,231	209,316
		2,252,151
Hong Kong — 3.7%
Cheung Kong Property Holdings Ltd.	32,000	234,442
CK Hutchison Holdings Ltd.	21,000	274,251
Hengan International Group Co. Ltd.	31,000	303,124
Power Assets Holdings Ltd.	27,500	260,406
		1,072,223
Italy — 3.3%
Enel S.p.A.	102,516	457,426
Eni S.p.A.	15,110	237,685
Intesa Sanpaolo S.p.A.	67,900	239,870
		934,981
Japan — 18.3%
Alps Electric Co. Ltd.	4,700	132,728
Asahi Kasei Corp.	24,000	169,235
Central Japan Railway Co.	1,900	306,333
Chubu Electric Power Co., Inc.	19,900	293,410
DCM Holdings Co. Ltd.	30,200	220,837
Dowa Holdings Co. Ltd.	28,999	219,750
FUJIFILM Holdings Corp.	6,800	254,199
Hoya Corp.	7,400	242,364
Kao Corp.	7,200	326,382
Matsumotokiyoshi Holdings Co. Ltd.	3,100	137,533
Milbon Co. Ltd.	4,500	149,149

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2015 (unaudited)	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	46,400	$280,360
Nippon Building Fund, Inc.	56	270,975
Nippon Telegraph & Telephone Corp.	5,800	204,297
Obic Co. Ltd.	3,000	137,233
Oracle Corp. Japan	7,100	299,826
Rohto Pharmaceutical Co. Ltd.	11,080	170,060
Sanwa Holdings Corp.	37,500	258,146
The Musashino Bank Ltd.	4,800	173,411
Tokio Marine Holdings, Inc.	2,400	89,664
Toyota Motor Corp.	11,300	661,591
USS Co. Ltd.	13,300	221,206
		5,218,689
Netherlands — 1.2%
Wolters Kluwer N.V.	11,214	345,832
		345,832
New Zealand — 1.0%
Fisher & Paykel Healthcare Corp. Ltd.	61,189	278,024
		278,024
Singapore — 0.7%
Singapore Exchange Ltd.	38,600	190,951
		190,951
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	26,095	220,655
Ferrovial S.A.	16,545	395,759
		616,414
Sweden — 3.2%
Intrum Justitia AB	16,925	585,470
Skandinaviska Enskilda Banken AB, Class A	31,737	339,434
		924,904
Switzerland — 12.2%
Actelion Ltd. (Reg S)(1)	2,491	316,596
Bossard Holding AG, Class A (Reg S)(1)	2,030	190,239
Nestle S.A. (Reg S)	9,708	730,096
Novartis AG (Reg S)	9,107	837,041
Roche Holding AG	3,767	1,000,032
U-Blox AG(1)	1,551	312,424
UBS Group AG (Reg S)	6,032	111,520
		3,497,948
United Kingdom — 23.7%
Barclays PLC	88,790	328,593
BP PLC	38,882	197,263
British American Tobacco PLC	14,156	781,067
BT Group PLC	68,669	437,047
Croda International PLC	7,746	317,847
Diageo PLC	15,920	427,721
Direct Line Insurance Group PLC	75,751	429,823
Experian PLC	27,446	440,597
Land Securities Group PLC	20,715	394,909
National Grid PLC	39,927	556,069
Next PLC	5,365	618,273
RELX PLC	34,090	584,692
Rio Tinto PLC	9,877	331,405
Royal Dutch Shell PLC, Class A	23,922	564,727
Smith & Nephew PLC	21,521	375,998
		6,786,031
Total Common Stocks (Cost $28,429,310)		27,698,036

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

September 30, 2015 (unaudited)	Shares	Value
Preferred Stocks — 0.6%
Japan — 0.6%
Ito En Ltd.	11,900	$178,352
		178,352
Total Preferred Stocks (Cost $187,787)		178,352

	Shares	Value
Exchange-Traded Funds — 1.0%
iShares MSCI EAFE ETF	4,879	279,664
Total Exchange-Traded Funds (Cost $311,133)		279,664

	Principal Amount	Value
Repurchase Agreements — 2.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $599,000, due 10/1/2015(2)	$599,000	599,000
Total Repurchase Agreements (Cost $599,000)		599,000
Total Investments — 100.6% (Cost $29,527,230)		28,755,052
Other Liabilities, Net — (0.6)%		(179,889)
Total Net Assets — 100.0%		$28,575,163

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.625%	2/15/2044	$615,919

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,404,049	*	$—	$1,404,049
Belgium	—	982,066	*	—	982,066
Denmark	—	1,173,246	*	—	1,173,246
France	—	2,020,527	*	—	2,020,527
Germany	—	2,252,151	*	—	2,252,151
Hong Kong	—	1,072,223	*	—	1,072,223
Italy	—	934,981	*	—	934,981
Japan	—	5,218,689	*	—	5,218,689
Netherlands	—	345,832	*	—	345,832
New Zealand	—	278,024	*	—	278,024
Singapore	—	190,951	*	—	190,951
Spain	—	616,414	*	—	616,414
Sweden	—	924,904	*	—	924,904
Switzerland	—	3,497,948	*	—	3,497,948
United Kingdom	—	6,786,031	*	—	6,786,031
Preferred Stocks	—	178,352	*	—	178,352
Exchange-Traded Funds	279,664	—		—	279,664
Repurchase Agreements	—	599,000		—	599,000

Total	$279,664	$28,475,388		$—	$28,755,052

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 96.6%
Australia — 2.3%
BHP Billiton Ltd.	12,697	$200,540
CSL Ltd.	4,229	266,144
National Australia Bank Ltd.	13,234	280,070
Suncorp Group Ltd.	20,272	174,393
		921,147
Belgium — 0.5%
Melexis N.V.	4,350	201,509
		201,509
Canada — 1.6%
Canadian Tire Corp. Ltd., Class A	2,870	258,182
Magna International, Inc.	2,528	121,257
Whitecap Resources, Inc.	30,516	241,018
		620,457
Denmark — 1.5%
Danske Bank A/S	7,505	226,804
Pandora A/S	3,036	354,662
		581,466
Finland — 0.8%
Orion Oyj, Class B	8,522	322,475
		322,475
France — 2.5%
Bureau Veritas S.A.	17,504	369,514
Cap Gemini S.A.	2,145	191,554
Cie Generale des Etablissements Michelin	4,488	410,627
		971,695
Germany — 3.0%
Deutsche Boerse AG	3,584	309,099
Drillisch AG	6,524	347,714
Hannover Rueck SE	2,100	215,105
HeidelbergCement AG	2,634	180,882
HUGO BOSS AG	1,263	142,012
		1,194,812
Hong Kong — 3.0%
Cheung Kong Property Holdings Ltd.	41,500	304,042
CK Hutchison Holdings Ltd.	19,000	248,132
CNOOC Ltd.	211,957	218,512
Hengan International Group Co. Ltd.	17,500	171,118
Power Assets Holdings Ltd.	24,500	231,999
		1,173,803
India — 0.2%
ICICI Bank Ltd.	17,008	70,097
		70,097
Italy — 1.0%
Enel S.p.A.	45,980	205,162
Intesa Sanpaolo S.p.A.	52,082	183,990
		389,152
Japan — 7.7%
Alps Electric Co. Ltd.	6,200	175,088
As One Corp.	6,579	200,611
Central Japan Railway Co.	1,600	257,964
DCM Holdings Co. Ltd.	32,300	236,193
Dowa Holdings Co. Ltd.	34,200	259,162
Hoya Corp.	5,800	189,961
Kao Corp.	3,000	135,993
Matsumotokiyoshi Holdings Co. Ltd.	4,200	186,335

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2015 (unaudited)	Shares	Value
Milbon Co. Ltd.	4,100	$135,892
Nippon Building Fund, Inc.	44	212,909
Obic Co. Ltd.	4,300	196,700
Resona Holdings, Inc.	63,796	325,056
The Musashino Bank Ltd.	2,400	86,706
Tokyo Gas Co. Ltd.	16,000	77,397
Toyota Motor Corp.	6,700	392,271
		3,068,238
Mexico — 2.3%
Gruma S.A.B. de C.V., Class B	44,797	616,111
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	28,500	312,229
		928,340
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	66,897	303,959
		303,959
Singapore — 1.5%
Avago Technologies Ltd.	1,891	236,394
DBS Group Holdings Ltd.	7,600	86,749
Singapore Exchange Ltd.	57,300	283,458
		606,601
Spain — 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	17,580	148,654
Gas Natural SDG S.A.	7,014	136,858
Zeltia S.A.(1)	57,428	216,604
		502,116
Sweden — 1.6%
Nolato AB, Class B	12,931	325,089
Skandinaviska Enskilda Banken AB, Class A	29,098	311,209
		636,298
Switzerland — 6.3%
Actelion Ltd. (Reg S)(1)	1,888	239,957
Bossard Holding AG, Class A (Reg S)(1)	1,993	186,772
Nestle S.A. (Reg S)	5,823	437,922
Novartis AG (Reg S)	4,980	457,721
Novartis AG, ADR	2,825	259,674
Roche Holding AG	2,315	614,567
U-Blox AG(1)	1,507	303,561
		2,500,174
Taiwan — 1.2%
Cathay Financial Holding Co. Ltd.	84,862	116,231
Taiwan Mobile Co. Ltd.	116,000	355,146
		471,377
United Kingdom — 8.2%
Barclays PLC	77,252	285,893
British American Tobacco PLC	12,135	669,557
BT Group PLC	51,818	329,798
Croda International PLC	6,565	269,386
Direct Line Insurance Group PLC	55,459	314,683
HSBC Holdings PLC	19,770	149,139
Land Securities Group PLC	9,019	171,938
Rio Tinto PLC	6,124	205,479
Severn Trent PLC	6,881	227,624
Sky PLC	14,877	235,369
Whitbread PLC	5,755	407,721
		3,266,587
United States — 49.3%
Aetna, Inc.	5,646	617,729
Amgen, Inc.	4,097	566,697

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

September 30, 2015 (unaudited)	Shares	Value
Apple, Inc.	9,377	$1,034,283
Celgene Corp.(1)	3,763	407,044
Cisco Systems, Inc.	23,844	625,905
CME Group, Inc.	5,163	478,817
Colgate-Palmolive Co.	13,900	882,094
Dollar Tree, Inc.(1)	4,242	282,772
Domino’s Pizza, Inc.	6,890	743,500
Dr. Pepper Snapple Group, Inc.	10,577	836,112
Eli Lilly & Co.	8,132	680,567
EOG Resources, Inc.	5,761	419,401
Exxon Mobil Corp.	10,333	768,259
Facebook, Inc., Class A(1)	4,571	410,933
Fifth Third Bancorp	11,358	214,780
Gilead Sciences, Inc.	5,042	495,074
Google, Inc., Class C(1)	1,146	697,249
Johnson & Johnson	10,457	976,161
JPMorgan Chase & Co.	3,487	212,602
Marathon Petroleum Corp.	4,315	199,914
MasterCard, Inc., Class A	5,784	521,254
McDonald’s Corp.	7,512	740,157
Microsoft Corp.	22,248	984,696
Phillips 66	4,313	331,411
Public Service Enterprise Group, Inc.	12,861	542,220
Quaker Chemical Corp.	3,322	256,060
Ross Stores, Inc.	12,288	595,599
Simon Property Group, Inc.	4,135	759,682
Texas Instruments, Inc.	8,193	405,717
The PNC Financial Services Group, Inc.	3,599	321,031
The Progressive Corp.	20,684	633,758
The TJX Cos., Inc.	10,236	731,055
Walgreens Boots Alliance, Inc.	5,110	424,641
Wells Fargo & Co.	7,334	376,601
Westlake Chemical Corp.	6,570	340,917
		19,514,692
Total Common Stocks (Cost $34,985,344)		38,244,995

	Principal Amount	Value
Repurchase Agreements — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $624,000, due 10/1/2015(2)	$624,000	624,000
Total Repurchase Agreements (Cost $624,000)		624,000
Total Investments — 98.2% (Cost $35,609,344)		38,868,995
Other Assets, Net — 1.8%		719,171
Total Net Assets — 100.0%		$39,588,166

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$638,975

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$921,147	*	$—	$921,147
Belgium	—	201,509	*	—	201,509
Canada	620,457	—		—	620,457
Denmark	—	581,466	*	—	581,466
Finland	—	322,475	*	—	322,475
France	—	971,695	*	—	971,695
Germany	—	1,194,812	*	—	1,194,812
Hong Kong	—	1,173,803	*	—	1,173,803
India	—	70,097	*	—	70,097
Italy	—	389,152	*	—	389,152
Japan	—	3,068,238	*	—	3,068,238
Mexico	928,340	—		—	928,340
New Zealand	—	303,959	*	—	303,959
Singapore	236,394	370,207	*	—	606,601
Spain	—	502,116	*	—	502,116
Sweden	—	636,298	*	—	636,298
Switzerland	259,674	2,240,500	*	—	2,500,174
Taiwan	—	471,377	*	—	471,377
United Kingdom	—	3,266,587	*	—	3,266,587
United States	19,514,692	—		—	19,514,692
Repurchase Agreements	—	624,000		—	624,000

Total	$21,559,557	$17,309,438		$—	$38,868,995

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 96.7%
Brazil — 3.4%
BB Seguridade Participacoes S.A.	164,300	$1,028,196
Cia Paranaense de Energia, ADR	170,174	1,397,129
CVC Brasil Operadora e Agencia de Viagens S.A.	357,600	1,244,767
Fibria Celulose S.A.	152,100	2,064,064
Raia Drogasil S.A.	99,200	978,363
Telefonica Brasil S.A., ADR	95,179	868,984
		7,581,503
Chile — 2.1%
Banco Santander Chile, ADR	95,837	1,746,150
Cia Cervecerias Unidas S.A., ADR	60,014	1,329,310
Enersis S.A., ADR	113,047	1,428,914
		4,504,374
Czech Republic — 0.6%
Erste Group Bank AG(1)	48,749	1,416,687
		1,416,687
Egypt — 0.4%
Commercial International Bank, GDR (Reg S)	148,601	910,924
		910,924
Greece — 0.6%
Tsakos Energy Navigation Ltd.	154,644	1,257,256
		1,257,256
Hong Kong — 0.8%
Techtronic Industries Co. Ltd.	261,500	973,182
Xinyi Solar Holdings Ltd.	2,528,000	870,873
		1,844,055
India — 10.4%
Bharat Petroleum Corp. Ltd.	99,220	1,285,088
Bharti Infratel Ltd.	177,373	962,851
Cadila Healthcare Ltd.	82,248	2,614,256
Dewan Housing Finance Corp. Ltd.	658,336	2,209,888
HCL Technologies Ltd.	152,889	2,299,544
HDFC Bank Ltd., ADR	38,972	2,380,799
Infosys Ltd.	194,970	3,444,069
IRB Infrastructure Developers Ltd.	590,073	2,141,820
Tata Motors Ltd., ADR(1)	89,976	2,024,460
Welspun India Ltd.	94,720	1,228,359
Yes Bank Ltd.	206,780	2,310,474
		22,901,608
Indonesia — 1.9%
PT Bank Negara Indonesia (Persero) Tbk	3,117,000	883,029
PT Sri Rejeki Isman Tbk	42,732,300	1,121,934
PT Telekomunikasi Indonesia (Persero) Tbk	11,936,200	2,155,691
		4,160,654
Mexico — 6.2%
America Movil S.A.B. de C.V., ADR, Series L	62,716	1,037,950
Banregio Grupo Financiero S.A.B. de C.V.	398,000	2,121,973
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	991,900	1,480,378
Gruma S.A.B. de C.V., Class B	130,155	1,790,075
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	22,909	1,989,417
Grupo Financiero Interacciones S.A. de C.V., Class O	224,600	1,280,779
Grupo Mexico S.A.B. de C.V., Series B	885,006	2,140,675
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	821,800	1,858,480
		13,699,727
People’s Republic of China — 21.1%
Bank of China Ltd., H shares	10,936,000	4,715,959

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2015 (unaudited)	Shares	Value
China Communications Construction Co. Ltd., H shares	949,000	$1,174,700
China Construction Bank Corp., H shares	8,228,857	5,491,379
China Merchants Bank Co. Ltd., H shares	723,500	1,763,389
China Mobile Ltd.	591,840	7,061,028
China Petroleum & Chemical Corp., H shares	4,076,000	2,507,326
China Resources Gas Group Ltd.	802,000	2,061,618
China Resources Land Ltd.	842,000	1,988,229
Chongqing Changan Automobile Co. Ltd., Class B	887,674	1,499,828
CNOOC Ltd.	1,490,000	1,536,080
New China Life Insurance Co. Ltd., H shares	321,800	1,394,926
Ping An Insurance (Group) Co. of China Ltd., H shares	533,500	2,669,366
Shenzhen International Holdings Ltd.	1,191,000	1,640,227
Sino Biopharmaceutical Ltd.	1,364,000	1,685,574
Tencent Holdings Ltd.	352,615	5,953,081
Vipshop Holdings Ltd., ADR(1)	76,938	1,292,558
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	468,400	820,288
ZTE Corp., H shares	502,600	1,153,509
		46,409,065
Philippines — 0.8%
Globe Telecom, Inc.	17,095	860,388
Vista Land & Lifescapes, Inc.	8,720,300	939,896
		1,800,284
Poland — 0.4%
Jeronimo Martins SGPS S.A.	64,000	863,764
		863,764
Qatar — 1.0%
Al Meera Consumer Goods Co.	31,354	2,153,607
		2,153,607
Russia — 5.1%
Gazprom PAO, ADR	334,567	1,358,342
Lukoil PJSC, ADR	70,551	2,402,990
Luxoft Holding, Inc.(1)	24,677	1,561,807
MMC Norilsk Nickel PJSC, ADR	95,809	1,376,675
Sberbank of Russia, ADR	520,123	2,574,015
X5 Retail Group N.V., GDR (Reg S)(1)	107,261	1,866,342
		11,140,171
South Africa — 6.3%
Mondi Ltd.	72,802	1,526,465
Naspers Ltd., N shares	37,620	4,714,805
Net 1 UEPS Technologies, Inc.(1)	64,709	1,083,228
Sasol Ltd.	38,500	1,078,490
Standard Bank Group Ltd.	220,208	2,150,152
Steinhoff International Holdings Ltd.	394,713	2,423,712
Telkom S.A. SOC Ltd.	196,904	946,691
		13,923,543
South Korea — 17.3%
BNK Financial Group, Inc.	194,177	2,251,446
CJ CheilJedang Corp.	6,723	2,166,261
GS Retail Co. Ltd.	41,122	2,123,480
Hana Tour Service, Inc.	16,324	2,005,589
Hanwha Life Insurance Co. Ltd.	192,732	1,328,011
Hyundai Development Co.	31,300	1,445,376
Hyundai Marine & Fire Insurance Co. Ltd.	57,761	1,473,751
KB Financial Group, Inc.	79,756	2,370,726
Kia Motors Corp.	48,126	2,181,608
Korea Electric Power Corp.	77,377	3,190,166
KT&G Corp.	21,857	2,058,170
LG Chem Ltd.	6,032	1,462,146
LG Uplus Corp.	189,303	1,937,670
LOTTE Himart Co. Ltd.	34,730	1,944,725
Samkee Automotive Co. Ltd.	254,767	862,990

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2015 (unaudited)	Shares	Value
Samsung Electronics Co. Ltd.	7,308	$7,011,684
Silicon Works Co. Ltd.	30,832	858,734
Wonik IPS Co. Ltd.(1)	174,689	1,353,480
		38,026,013
Taiwan — 12.5%
CTBC Financial Holding Co. Ltd.	4,533,340	2,343,421
Hon Hai Precision Industry Co. Ltd.	594,000	1,551,795
Largan Precision Co. Ltd.	14,000	1,092,628
Nan Ya Plastics Corp.	1,232,000	2,090,747
Pou Chen Corp.	855,000	1,286,180
Powertech Technology, Inc.	962,000	1,742,706
Primax Electronics Ltd.	1,598,000	2,083,290
Taishin Financial Holding Co. Ltd.	2,132,000	757,704
Taiwan Mobile Co. Ltd.	717,000	2,195,168
Taiwan Paiho Ltd.	722,000	1,970,305
Taiwan Semiconductor Manufacturing Co. Ltd.	2,036,998	8,163,627
Uni-President Enterprises Corp.	1,283,000	2,227,993
		27,505,564
Thailand — 1.9%
CP ALL PCL (Reg F)(2)	1,078,600	1,424,585
GFPT PCL (Reg F)(2)	2,342,500	623,552
Thai Oil PCL (Reg F)(2)	532,600	776,425
The Siam Cement PCL (Reg F)	112,250	1,442,556
		4,267,118
Turkey — 2.2%
Celebi Hava Servisi A.S.	141,021	1,573,920
Tat Gida Sanayi A.S.(1)	602,160	1,274,288
Turkiye Garanti Bankasi A.S.	893,359	2,079,015
		4,927,223
United Arab Emirates — 1.7%
Air Arabia PJSC	4,147,683	1,583,740
Dubai Islamic Bank PJSC	1,218,173	2,230,027
		3,813,767
Total Common Stocks (Cost $223,706,324)		213,106,907

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Itau Unibanco Holding S.A.	235,731	1,576,297
		1,576,297
Total Preferred Stocks (Cost $3,376,368)		1,576,297

	Principal Amount	Value
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $4,429,000, due 10/1/2015(4)	$4,429,000	4,429,000
Total Repurchase Agreements (Cost $4,429,000)		4,429,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2015 (unaudited)	Value
Total Investments — 99.4% (Cost $231,511,692)	$219,112,204
Other Assets, Net — 0.6%	1,319,068
Total Net Assets — 100.0%	$220,431,272

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$4,519,963

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Brazil	$7,581,503	$—		$—	$7,581,503
Chile	4,504,374	—		—	4,504,374
Czech Republic	—	1,416,687	*	—	1,416,687
Egypt	910,924	—		—	910,924
Greece	1,257,256	—		—	1,257,256
Hong Kong	—	1,844,055	*	—	1,844,055
India	4,405,259	18,496,349	*	—	22,901,608
Indonesia	—	4,160,654	*	—	4,160,654
Mexico	13,699,727	—		—	13,699,727
People’s Republic of China	1,292,558	45,116,507	*	—	46,409,065
Philippines	—	1,800,284	*	—	1,800,284
Poland	—	863,764	*	—	863,764
Qatar	—	2,153,607	*	—	2,153,607
Russia	5,020,058	6,120,113	*	—	11,140,171
South Africa	1,083,228	12,840,315	*	—	13,923,543
South Korea	—	38,026,013	*	—	38,026,013
Taiwan	—	27,505,564	*	—	27,505,564
Thailand	—	4,267,118	*	—	4,267,118
Turkey	—	4,927,223	*	—	4,927,223
United Arab Emirates	—	3,813,767	*	—	3,813,767
Preferred Stocks	1,576,297	—		—	1,576,297
Repurchase Agreements	—	4,429,000		—	4,429,000

Total	$41,331,184	$177,781,020		$—	$219,112,204

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2014	$2,052,772
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	(2,052,772)

Balance as of 9/30/2015	—

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 97.5%
Brazil — 1.4%
CVC Brasil Operadora e Agencia de Viagens S.A.	48,400	$168,475
Raia Drogasil S.A.	16,300	160,759
		329,234
Chile — 0.6%
Cia Cervecerias Unidas S.A., ADR	6,181	136,909
		136,909
Georgia — 0.6%
TBC Bank JSC, GDR (Reg S)	15,200	139,840
		139,840
Hong Kong — 4.7%
Huadian Fuxin Energy Corp. Ltd., H shares	416,000	144,508
Lee’s Pharmaceutical Holdings Ltd.	118,500	153,334
Nexteer Automotive Group Ltd.	425,000	429,640
Techtronic Industries Co. Ltd.	39,500	147,001
Xinyi Solar Holdings Ltd.	746,000	256,990
		1,131,473
India — 11.1%
Bharti Infratel Ltd.	60,443	328,109
Cadila Healthcare Ltd.	15,095	479,795
CESC Ltd.	13,645	107,655
Dewan Housing Finance Corp. Ltd.	91,764	308,031
Hexaware Technologies Ltd.	53,502	202,476
IRB Infrastructure Developers Ltd.	81,867	297,157
UPL Ltd.	34,144	239,676
Voltas Ltd.	57,156	234,755
Welspun India Ltd.	13,073	169,535
Yes Bank Ltd.	29,600	330,738
		2,697,927
Indonesia — 1.9%
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	3,062,700	128,950
PT Pakuwon Jati Tbk	5,694,600	129,136
PT Sri Rejeki Isman Tbk	8,179,700	214,757
		472,843
Malaysia — 2.2%
Evergreen Fibreboard Bhd(1)	382,800	166,830
My EG Services Bhd	155,100	99,405
Top Glove Corp. Bhd	141,000	258,805
		525,040
Mexico — 5.4%
Banregio Grupo Financiero S.A.B. de C.V.	36,400	194,070
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	229,912	343,136
Gruma S.A.B. de C.V., Class B	16,300	224,180
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,567	222,918
Grupo Financiero Interacciones S.A. de C.V., Class O	15,900	90,670
Megacable Holdings S.A.B. de C.V.	67,100	244,110
		1,319,084
People’s Republic of China — 16.9%
Boer Power Holdings Ltd.	113,000	191,551
China BlueChemical Ltd., H shares	928,000	250,377
China Lilang Ltd.	209,000	179,230
China Machinery Engineering Corp., H shares	174,000	151,295
China Resources Gas Group Ltd.	106,000	272,483
China Shipping Development Co. Ltd., H shares(2)(3)	184,000	130,291
China Taiping Insurance Holdings Co. Ltd.(1)	54,000	168,999
Chongqing Changan Automobile Co. Ltd., Class B	64,900	109,656
Greatview Aseptic Packaging Co. Ltd.	585,000	275,421

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2015 (unaudited)	Shares	Value
iKang Healthcare Group, Inc., ADR(1)	8,428	$124,734
New China Life Insurance Co. Ltd., H shares	59,800	259,219
Shenzhen International Holdings Ltd.	166,750	229,646
Shenzhou International Group Holdings Ltd.	80,000	414,500
Sino Biopharmaceutical Ltd.	316,000	390,500
Sino-Ocean Land Holdings Ltd.	427,500	231,178
Tianjin Development Holdings Ltd.	290,000	179,345
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	185,400	324,683
Zhuzhou CSR Times Electric Co. Ltd., H shares	18,000	134,408
ZTE Corp., H shares	38,760	88,957
		4,106,473
Philippines — 0.6%
Vista Land & Lifescapes, Inc.	1,383,700	149,139
		149,139
Qatar — 1.3%
Al Meera Consumer Goods Co.	4,553	312,731
		312,731
Russia — 2.6%
Lenta Ltd., GDR (Reg S)(1)	25,884	194,130
Luxoft Holding, Inc.(1)	1,752	110,884
Novolipetsk Steel OJSC, GDR (Reg S)	6,171	70,658
PhosAgro OAO, GDR (Reg S)	19,042	263,458
		639,130
South Africa — 4.1%
DataTec Ltd.	22,424	100,320
Investec Ltd.	31,061	237,728
KAP Industrial Holdings Ltd.	420,929	194,693
Net 1 UEPS Technologies, Inc.(1)	7,132	119,390
Omnia Holdings Ltd.	13,468	144,899
Super Group Ltd.(1)	92,899	194,418
		991,448
South Korea — 20.8%
BNK Financial Group, Inc.	30,961	358,987
Celltrion, Inc.(1)	5,554	319,853
CJ CheilJedang Corp.	937	301,917
CJ E&M Corp.(1)	1,194	92,472
GS Retail Co. Ltd.	7,263	375,051
Hana Tour Service, Inc.	3,518	432,226
Hansol Paper Co. Ltd.(1)	6,629	115,780
Hanssem Co. Ltd.	1,362	329,772
Hanwha Life Insurance Co. Ltd.	47,057	324,244
Hyundai Marine & Fire Insurance Co. Ltd.	11,646	297,143
KEPCO Plant Service & Engineering Co. Ltd.	3,996	409,004
Korea Petro Chemical Ind	627	88,316
LG Uplus Corp.	24,621	252,016
LOTTE Himart Co. Ltd.	2,294	128,454
NCSoft Corp.	829	132,543
Samkee Automotive Co. Ltd.	88,286	299,057
Silicon Works Co. Ltd.	12,844	357,732
Soulbrain Co. Ltd.	3,115	113,290
Wonik IPS Co. Ltd.(1)	40,172	311,250
		5,039,107
Taiwan — 17.6%
ASPEED Technology, Inc.	33,121	294,145
Chailease Holding Co. Ltd.	78,480	123,395
Cub Elecparts, Inc.	14,000	163,704
Ennoconn Corp.	38,000	368,514
Grand Pacific Petrochemical	283,000	129,631
Hota Industrial Manufacturing Co. Ltd.	73,000	234,438
King Slide Works Co. Ltd.	32,000	437,607

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

September 30, 2015 (unaudited)	Shares	Value
King’s Town Bank Co. Ltd.	282,000	$200,370
Largan Precision Co. Ltd.	3,000	234,135
Namchow Chemical Industrial Co. Ltd.	178,000	381,962
Pou Chen Corp.	82,000	123,353
Powertech Technology, Inc.	68,000	123,185
Primax Electronics Ltd.	335,000	436,735
Silergy Corp.	28,000	273,614
Sinmag Equipment Corp.	38,066	138,864
Taiwan Paiho Ltd.	95,000	259,251
Tong-Tai Machine & Tool Co. Ltd.	207,060	152,396
YC INOX Co. Ltd.	339,000	181,205
		4,256,504
Thailand — 1.3%
AP Thailand PCL (Reg F)(2)	790,200	117,629
Chularat Hospital PCL (Reg F)(2)	3,293,000	195,938
		313,567
Turkey — 2.2%
Celebi Hava Servisi A.S.	21,785	243,140
Tat Gida Sanayi A.S.(1)	61,632	130,425
Turkiye Sinai Kalkinma Bankasi A.S.	360,029	167,931
		541,496
United Arab Emirates — 2.2%
Air Arabia PJSC	468,951	179,063
Dubai Islamic Bank PJSC	91,665	167,805
NMC Health PLC	15,400	194,472
		541,340
Total Common Stocks (Cost $24,322,811)		23,643,285

	Rights	Value
Rights — 0.0%
South Africa — 0.0%
Super Group Ltd.(1)	10,870	2,706
		2,706
Total Rights (Cost $0)		2,706
Total Investments — 97.5% (Cost $24,322,811)		23,645,991
Other Assets, Net — 2.5%		606,297
Total Net Assets — 100.0%		$24,252,288

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
China Shipping Development Co. Ltd., H shares	184,000	$157,278	$130,291	4/8/2015-4/30/2015	0.54%

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Brazil	$329,234	$—		$—	$329,234
Chile	136,909	—		—	136,909
Georgia	139,840	—		—	139,840
Hong Kong	—	1,131,473	*	—	1,131,473
India	—	2,697,927	*	—	2,697,927
Indonesia	—	472,843	*	—	472,843
Malaysia	—	525,040	*	—	525,040
Mexico	1,319,084	—		—	1,319,084
People’s Republic of China
China Shipping Development Co. Ltd., H Shares	—	—		130,291	130,291
Other	124,734	3,851,448	*	—	3,976,182
Philippines	—	149,139	*	—	149,139
Qatar	—	312,731	*	—	312,731
Russia	375,672	263,458	*	—	639,130
South Africa	559,302	432,146	*	—	991,448
South Korea	—	5,039,107	*	—	5,039,107
Taiwan	—	4,256,504	*	—	4,256,504
Thailand	—	313,567	*	—	313,567
Turkey	—	541,496	*	—	541,496
United Arab Emirates	—	541,340	*	—	541,340
Rights	2,706	—		—	2,706

Total	$2,987,481	$20,528,219		$130,291	$23,645,991

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities
(unaudited)
Balance as of 12/31/2014	$586,083
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	(455,792)

Balance as of 9/30/2015	$130,291

(1)	Transferred $130,291 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $586,083 from Level 3 to Level 2 due to trading resuming in the relevant market.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 9/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
China Shipping Development Co. Ltd., H Shares	$130,291	Exchange Close Price Adjusted to Fair Value	Closing price from 8/7/2015(2)	$0.71 per share

(2)	Last available exchange close price. The company requested trading in its stock be halted on 8/10/2015 pending an announcement of material matters relating to its parent company.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

September 30, 2015 (unaudited)	Shares	Value
Common Stocks — 95.9%
Hong Kong — 5.9%
EGL Holdings Co. Ltd.	590,000	$163,064
Huadian Fuxin Energy Corp. Ltd., H shares	350,000	121,581
Man Wah Holdings Ltd.	154,800	151,451
Nexteer Automotive Group Ltd.	292,000	295,188
Pacific Textiles Holdings Ltd.	110,000	149,451
Techtronic Industries Co. Ltd.	61,500	228,875
Xinyi Solar Holdings Ltd.	812,000	279,727
		1,389,337
People’s Republic of China — 86.8%
Bank of China Ltd., H shares	2,398,000	1,034,096
Boer Power Holdings Ltd.	78,000	132,221
China CITIC Bank Corp. Ltd., H shares(1)	1,022,000	596,438
China Communications Construction Co. Ltd., H shares	313,000	387,441
China Construction Bank Corp., H shares	2,644,000	1,764,426
China Life Insurance Co. Ltd., H shares	143,000	498,266
China Merchants Bank Co. Ltd., H shares	362,000	882,304
China Mobile Ltd.	162,000	1,932,763
China Overseas Land & Investment Ltd.	240,000	731,250
China Pacific Insurance (Group) Co. Ltd., H shares	50,400	188,009
China Petroleum & Chemical Corp., H shares	969,200	596,197
China Resources Gas Group Ltd.	156,000	401,013
China Resources Land Ltd.	238,000	561,993
China Shipping Development Co. Ltd., H shares(2)(3)	252,000	178,442
China Southern Airlines Co. Ltd., H shares	314,000	230,909
China Taiping Insurance Holdings Co. Ltd.(1)	136,038	425,746
China Telecom Corp. Ltd., H shares	222,000	106,986
China Traditional Chinese Medicine Co. Ltd.(1)	304,000	234,046
China Unicom Hong Kong Ltd.	394,000	500,731
Chongqing Changan Automobile Co. Ltd., Class B	167,800	283,518
CNOOC Ltd.	720,000	742,267
Greatview Aseptic Packaging Co. Ltd.	314,000	147,833
Haitong Securities Co. Ltd., H shares	117,200	170,787
Industrial & Commercial Bank of China Ltd., H shares	1,135,000	655,694
Kweichow Moutai Co. Ltd., Class A	5,947	178,578
New China Life Insurance Co. Ltd., H shares	89,000	385,794
PetroChina Co. Ltd., H shares	296,000	205,751
Ping An Insurance (Group) Co. of China Ltd., H shares	209,000	1,045,731
Scud Group Ltd.(1)(2)(3)	1,650,000	218,017
Shanghai Pharmaceuticals Holding Co. Ltd., H shares	105,800	222,023
Shenzhen International Holdings Ltd.	174,500	240,319
Shenzhou International Group Holdings Ltd.	70,000	362,688
Sino Biopharmaceutical Ltd.	436,000	538,791
Tencent Holdings Ltd.	129,255	2,182,169
Tianjin Development Holdings Ltd.	352,000	217,688
Vipshop Holdings Ltd., ADR(1)	17,317	290,926
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	161,800	283,353
Zhuzhou CSR Times Electric Co. Ltd., H shares	52,500	392,024
ZTE Corp., H shares	118,320	271,554
		20,418,782
Taiwan — 3.2%
Hota Industrial Manufacturing Co. Ltd.	63,000	202,324
Taiwan Paiho Ltd.	120,000	327,474
Uni-President Enterprises Corp.	135,000	234,434
		764,232
Total Common Stocks (Cost $21,877,430)		22,572,351

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

September 30, 2015 (unaudited)	Shares	Value
Exchange-Traded Funds — 2.0%
iShares MSCI China ETF	10,658	$466,927
Total Exchange-Traded Funds (Cost $533,363)		466,927

	Principal Amount	Value
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $429,000, due 10/1/2015(4)	$429,000	429,000
Total Repurchase Agreements (Cost $429,000)		429,000
Total Investments — 99.7% (Cost $22,839,793)		23,468,278
Other Assets, Net — 0.3%		63,626
Total Net Assets — 100.0%		$23,531,904

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
China Shipping Development Co. Ltd., H shares	252,000	$185,171	$178,442	3/31/2015-4/16/2015	0.76%
Scud Group Ltd.	1,650,000	240,404	218,017	7/3/2014-10/23/2014	0.93%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.125%	8/15/2044	$439,950

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Hong Kong	$—	$1,389,337	*	$—	$1,389,337
People’s Republic of China
China Shipping Development Co. Ltd., H Shares	—	—		178,442	178,442
Scud Group Ltd.	—	—		218,017	218,017
Other	290,926	19,731,397	*	—	20,022,323
Taiwan	—	764,232	*	—	764,232
Exchange-Traded Funds	466,927	—		—	466,927
Repurchase Agreements	—	429,000		—	429,000

Total	$757,853	$22,313,966		$396,459	$23,468,278

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2014	$326,028
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3(1)	70,431

Balance as of 9/30/2015	$396,459

(1)	Transferred $396,459 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $326,028 from Level 3 to Level 2 due to trading resuming in the relevant market.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 9/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
China Shipping Development Co. Ltd., H shares	$178,442	Exchange Close Price Adjusted to Fair Value	Closing price from 8/7/2015(2)	$0.71 per share
Scud Group Ltd.	218,017	Exchange Close Price Adjusted to Fair Value	Closing price from 3/25/2015(3)	$0.13 per share

(2)	Last available exchange close price. The company requested trading in its stock be halted on 8/10/2015 pending an announcement of material matters relating to its parent company.
(3)	Last available exchange close price. The company requested trading in its stock be halted on 3/26/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 5.6%
FHLMC
5.50% due 6/1/2038	$105,741	$117,130
7.00% due 9/1/2038	26,475	29,119
1534 Z 5.00% due 6/15/2023	95,150	102,159
FNMA
2.285% due 12/1/2036(1)(2)	99,447	105,873
2.483% due 8/1/2046(1)	71,928	72,137
3.50% due 11/1/2042 - 10/14/2045	1,806,555	1,884,536
4.50% due 12/1/2038 - 3/1/2044	556,090	603,178
4.50% due 6/1/2040(2)	800,782	870,145
5.00% due 12/1/2034 - 11/1/2036	46,030	50,837
5.50% due 4/1/2022 - 1/1/2038(2)	375,631	418,104
6.00% due 8/1/2021	58,559	63,578
7.00% due 8/1/2023 - 6/1/2032	47,015	55,355
7.50% due 12/1/2029 - 2/1/2031	64,981	77,670
8.00% due 6/1/2030 - 9/1/2030	32,309	38,918
GNMA
6.00% due 12/15/2033	40,307	46,793
Total Agency Mortgage-Backed Securities (Cost $4,423,025)		4,535,532

	Principal Amount	Value
Asset-Backed Securities — 1.8%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.105% due 4/25/2033(1)	200,918	204,190
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	189,050	190,192
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	1,072,538	1,104,677
Total Asset-Backed Securities (Cost $1,479,295)		1,499,059

	Principal Amount	Value
Senior Secured Loans — 4.0%
Building Materials — 0.7%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	238,500	230,152
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	354,505	351,995
		582,147
Environmental — 0.6%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	475,335	465,035
Term Loan C 5.00% due 12/19/2021(1)	21,073	20,616
		485,651
Gaming — 0.9%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	733,040	726,809
		726,809

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.2%
Amgen, Inc. Term Loan 1.327% due 9/18/2018(1)	$336,000	$334,599
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(1)	618,882	616,178
		950,777
Retailers — 0.6%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	495,389	489,939
		489,939
Total Senior Secured Loans (Cost $3,263,774)		3,235,323

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 15.3%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.424% due 2/10/2051(1)(2)	833,523	898,656
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	810,000	812,128
2007-PW16 AM 5.895% due 6/11/2040(1)(2)	715,000	758,160
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	408,637	419,561
2013-375P B 3.635% due 5/10/2035(1)(2)(3)	900,000	914,973
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048(2)	650,000	673,122
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.998% due 6/15/2038(1)(2)	685,274	693,040
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,690,392
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,377,109	1,391,389
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	572,000	573,323
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	960,000	982,261
2007-LD12 AM 6.208% due 2/15/2051(1)	600,000	639,226
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(2)	242,813	258,259
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	511,014
SBA Tower Trust 2.24% due 4/15/2043(2)(3)	500,000	496,697

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.15% due 2/15/2051(1)	$650,000	$693,323
Total Commercial Mortgage-Backed Securities (Cost $12,565,723)		12,405,524

	Principal Amount	Value
Corporate Bonds — 54.7%
Aerospace & Defense — 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	150,000	195,336
		195,336
Automotive — 3.0%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	547,089
Ford Motor Credit Co. LLC Sr. Nt. 2.50% due 1/15/2016(2)	555,000	557,607
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,002,318
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	350,000	355,723
		2,462,737
Banking — 14.5%
Ally Financial, Inc. 2.75% due 1/30/2017	500,000	496,195
Bank of America Corp. Sub. Nt. 4.25% due 10/22/2026(2)	500,000	494,308
Sr. Nt. 5.70% due 1/24/2022(2)	850,000	969,534
BBVA U.S. Senior SAU 4.664% due 10/9/2015	500,000	500,275
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	400,000	432,634
6.125% due 11/21/2017(2)	350,000	381,516
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(2)	400,000	401,727
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	389,122
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020	400,000	463,750
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	472,195
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018(2)	600,000	618,080
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	293,180
Lloyds Bank PLC 5.80% due 1/13/2020(2)(3)	350,000	399,881
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023(2)	300,000	307,270

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
PNC Funding Corp. 5.25% due 11/15/2015(2)	$500,000	$502,441
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	560,580
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(2)	400,000	432,883
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	559,129
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017(2)	680,000	714,157
Sr. Nt. 5.75% due 1/24/2022(2)	500,000	573,844
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(2)	1,300,000	1,300,504
2.00% due 6/30/2018(2)	500,000	501,278
		11,764,483
Building Materials — 0.6%
Owens Corning 4.20% due 12/15/2022(2)	500,000	506,564
		506,564
Cable Satellite — 1.1%
Comcast Corp. 6.45% due 3/15/2037(2)	250,000	316,383
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	550,000	582,089
		898,472
Chemicals — 2.0%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022(2)	500,000	502,983
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(2)	200,000	226,208
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	109,067
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	754,742
		1,593,000
Electric — 1.4%
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(2)	500,000	500,167
PPL Electric Utilities Corp. 6.25% due 5/15/2039(2)	220,000	284,399
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038(2)	200,000	320,978
		1,105,544
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038(2)	300,000	359,431
		359,431

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Finance Companies — 2.0%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	$400,000	$393,000
General Electric Capital Corp. 6.75% due 3/15/2032	200,000	270,834
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021(2)	950,000	954,750
		1,618,584
Food And Beverage — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	625,000	536,573
Kraft Heinz Foods Co. 2.00% due 7/2/2018(2)(3)	500,000	500,697
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019(2)	300,000	328,188
Mondelez International, Inc. Sr. Nt. 4.125% due 2/9/2016(2)	500,000	505,522
		1,870,980
Government Related — 1.7%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	393,975	422,223
Petrobras Global Finance B.V. 5.875% due 3/1/2018	500,000	412,500
Petroleos Mexicanos 5.75% due 3/1/2018(2)	500,000	529,225
		1,363,948
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037(2)	125,000	159,178
		159,178
Healthcare — 1.3%
Amsurg Corp. 5.625% due 11/30/2020	500,000	507,500
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020(2)	200,000	218,851
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	321,000
		1,047,351
Home Construction — 1.0%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(2)	750,000	804,375
		804,375
Independent Energy — 2.9%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(2)	1,000,000	1,039,220
Chesapeake Energy Corp. 7.25% due 12/15/2018	650,000	537,875
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042(2)	500,000	386,255

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Whiting Petroleum Corp. 6.50% due 10/1/2018(2)	$400,000	$375,000
		2,338,350
Insurance - Life — 1.4%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066(2)	125,000	136,250
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019(2)	300,000	353,234
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)(3)	300,000	306,585
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	300,000	375,639
		1,171,708
Insurance: Property - Casualty — 0.7%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(2)	225,000	262,663
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)(3)	300,000	303,000
		565,663
Media - Entertainment — 0.5%
Time Warner Cos., Inc. 7.57% due 2/1/2024(2)	350,000	431,999
		431,999
Metals And Mining — 2.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	422,000
Freeport-McMoRan, Inc. 3.55% due 3/1/2022	450,000	337,500
Steel Dynamics, Inc. 5.25% due 4/15/2023(2)	250,000	228,750
Vale Overseas Ltd. 6.25% due 1/23/2017(2)	900,000	916,074
		1,904,324
Midstream — 2.2%
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(2)	275,000	216,552
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	393,500
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021(2)	400,000	409,599
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	750,000	799,444
		1,819,095
Oil Field Services — 1.5%
Nabors Industries, Inc. 4.625% due 9/15/2021(2)	750,000	680,788
Weatherford International Ltd. 5.125% due 9/15/2020(2)	350,000	305,013
6.50% due 8/1/2036	250,000	190,046
		1,175,847

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Packaging — 0.6%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	$500,000	$503,750
		503,750
Paper — 2.0%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	750,774
Rock Tenn Co. 4.90% due 3/1/2022(2)	800,000	868,077
		1,618,851
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042(2)	175,000	173,446
		173,446
Real Estate Investment Trusts — 1.9%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(2)	1,000,000	1,058,237
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	300,000	327,978
ProLogis LP 6.875% due 3/15/2020	145,000	168,572
		1,554,787
Technology — 1.3%
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(2)	1,000,000	1,033,901
		1,033,901
Wireless — 1.9%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	761,180
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	648,000	638,685
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(2)	100,000	107,870
		1,507,735
Wirelines — 3.6%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(2)	300,000	330,080
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(2)	250,000	357,419
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	163,013
Telecom Italia Capital S.A. 5.25% due 10/1/2015	277,000	277,000
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(2)	453,000	398,091
6.55% due 9/15/2043(2)	1,150,000	1,358,661
		2,884,264
Total Corporate Bonds (Cost $43,530,896)		44,433,703

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds — 1.6%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	$400,000	$482,004
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034(2)	300,000	366,924
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	400,000	503,700
Total Municipal Bonds (Cost $1,130,285)		1,352,628

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 8.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	474,420	500,175
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	705,293	759,784
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	235,019	214,198
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	111,848	116,879
2004-5 2A9 5.25% due 5/25/2034	333,075	344,462
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.434% due 6/25/2037(1)	610,687	509,938
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.394% due 2/25/2024(1)	500,000	503,593
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	35,902	37,167
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	156,113	157,917
2005-A3 11A2 2.712% due 6/25/2035(1)	545,799	555,462
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	151,498	155,648
2003-5 2A1 5.00% due 6/25/2018	65,721	67,648
2003-7 4A33 5.25% due 9/25/2033(2)	448,968	468,603
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	415,627	415,289
2004-2 A3 5.25% due 11/25/2019	48,558	49,249
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	40,268	40,460
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	180,459	183,247
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.453% due 5/25/2034(1)(2)	622,543	623,530

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	$413,976	$419,336
2004-21XS 2A6A 4.74% due 12/25/2034(1)	11,860	12,101
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	89,231	93,523
2004-Y 3A1 2.613% due 11/25/2034(1)	296,536	299,200
2005-2 2A1 4.75% due 4/25/2020(2)	93,415	95,772
2007-13 A7 6.00% due 9/25/2037	187,894	188,948
Total Non-Agency Mortgage-Backed Securities (Cost $6,733,531)		6,812,129

	Principal Amount	Value
U.S. Government Securities — 10.1%
U.S. Treasury Bond 3.00% due 11/15/2044	2,600,000	2,655,047
U.S. Treasury Notes 1.75% due 5/15/2023	900,000	892,336
2.00% due 2/15/2025	500,000	498,047
2.50% due 5/15/2024	4,000,000	4,166,564
Total U.S. Government Securities (Cost $8,176,367)		8,211,994

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $463,000, due 10/1/2015(4)	463,000	463,000
Total Repurchase Agreements (Cost $463,000)		463,000
Total Investments — 102.1% (Cost $81,765,896)		82,948,892
Other Liabilities, Net — (2.1)%		(1,688,752)
Total Net Assets — 100.0%		$81,260,140

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2015.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $10,272,985, representing 12.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.00%	10/31/2021	$477,206

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	90	12/31/2015	$19,713	$(49,490)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

At September 30, 2015, the Fund had entered into the following open option contracts:

Number of Contracts	Written Put Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
50	U.S. Bond, strike @ $149	November 2015	$44,747	$(21,094)	$23,653

Transactions in options written for the nine months ended September 30, 2015:

	Contracts	Premium
Options outstanding, December 31, 2014	30	$16,770
Written options	235	212,379
Options terminated in closing transactions	(155)	(159,300)
Options exercised	—	—
Options expired	(60)	(25,102)

Options outstanding, September 30, 2015	50	$44,747

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$4,535,532	$—	$4,535,532
Asset-Backed Securities	—	1,499,059	—	1,499,059
Senior Secured Loans	—	3,235,323	—	3,235,323
Commercial Mortgage-Backed Securities	—	12,405,524	—	12,405,524
Corporate Bonds	—	44,433,703	—	44,433,703
Municipal Bonds	—	1,352,628	—	1,352,628
Non-Agency Mortgage-Backed Securities	—	6,812,129	—	6,812,129
U.S. Government Securities	—	8,211,994	—	8,211,994
Repurchase Agreements	—	463,000	—	463,000
Other Financial Instruments:
Financial Futures Contracts	(49,490)	—	—	(49,490)
Written Put Options	(21,094)	—	—	(21,094)

Total	$(70,584)	$82,948,892	$—	$82,878,308

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 4.5%
FHLMC
1534 Z 5.00% due 6/15/2023(1)	$39,770	$42,700
5.00% due 8/1/2040(1)	7,306,755	8,055,275
20 H 5.50% due 10/25/2023(1)	22,038	24,034
7.00% due 9/1/2038(1)	12,708	13,977
FNMA
2.483% due 8/1/2046(1)(2)	25,188	25,262
5.00% due 2/1/2041 - 10/1/2041(1)	27,710,285	30,613,492
Total Agency Mortgage-Backed Securities (Cost $39,216,602)		38,774,740

	Principal Amount	Value
Asset-Backed Securities — 11.2%
Ally Auto Receivables Trust 2014-2 B 2.10% due 3/16/2020	2,240,000	2,257,140
Ally Master Owner Trust 2013-1 A1 0.657% due 2/15/2018(2)	8,100,000	8,102,519
American Express Credit Account Master Trust 2014-1 B 0.707% due 12/15/2021(2)	6,400,000	6,362,086
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.105% due 4/25/2033(2)	45,694	46,438
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	10,500,000	10,538,692
2014-1A A 2.46% due 7/20/2020(1)(3)	6,000,000	6,087,948
Bank of America Credit Card Trust 2007-A4 A4 0.247% due 11/15/2019(2)	7,000,000	6,966,869
Capital One Multi-Asset Execution Trust 2007-A5 A5 0.247% due 7/15/2020(2)	7,900,000	7,851,873
Chase Issuance Trust 2007-C1 C1 0.667% due 4/15/2019(2)	2,000,000	1,990,832
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	3,000,000	3,003,075
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	4,500,000	4,521,848
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	1,701,450	1,711,732
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	4,058,250	4,179,860
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	3,691,845	3,696,884
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	4,100,000	4,100,320
Golden Credit Card Trust 2015-3A A 0.627% due 7/15/2019(2)(3)	4,900,000	4,892,866

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	$3,600,000	$3,613,000
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	5,400,000	5,397,305
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(1)	4,500,000	4,501,530
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	400,000	400,000
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	24,224
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	6,805,000	6,808,226
Total Asset-Backed Securities (Cost $96,869,444)		97,055,267

	Principal Amount	Value
Senior Secured Loans — 6.7%
Building Materials — 1.0%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	4,165,000	4,126,807
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,810,247	1,746,888
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,261,442	3,238,351
		9,112,046
Consumer Products — 0.8%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	6,794,286	6,784,706
		6,784,706
Gaming — 1.5%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	6,939,447	6,880,462
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	5,895,000	5,811,821
		12,692,283
Healthcare — 1.0%
Fresenius SE & Co. KGaA USD Term Loan B 2.326% due 8/7/2019(2)	8,820,000	8,808,975
		8,808,975
Leisure — 1.2%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	5,287,500	5,265,451

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	$5,145,000	$5,038,447
		10,303,898
Media - Entertainment — 0.3%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	2,201,472	2,180,382
		2,180,382
Pharmaceuticals — 0.4%
Amgen, Inc. Term Loan 1.327% due 9/18/2018(2)	2,791,765	2,780,123
RPI Finance Trust Term Loan A 2.327% due 8/9/2016(2)	829,339	827,009
		3,607,132
Wireless — 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	4,540,617	4,521,547
		4,521,547
Total Senior Secured Loans (Cost $58,389,409)		58,010,969

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 19.8%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,945,673
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	44,656	44,695
2006-1 AM 5.421% due 9/10/2045(1)(2)	7,000,000	7,036,253
2007-3 AM 5.733% due 6/10/2049(1)(2)	4,050,000	4,283,268
2008-1 A4 6.424% due 2/10/2051(1)(2)	7,644,598	8,241,962
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	4,191,913	4,192,026
2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,658,282
2007-PW16 AM 5.895% due 6/11/2040(1)(2)	3,300,000	3,499,201
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	4,510,997	4,631,580
2014-388G B 1.257% due 6/15/2033(1)(2)(3)	4,775,000	4,725,665
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.535% due 1/15/2046(1)(2)	4,020,000	4,047,730
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	3,800,000	3,938,252
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.998% due 6/15/2038(1)(2)	5,396,533	5,457,692

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
2006-C4 AM 5.509% due 9/15/2039	$5,000,000	$5,153,675
2006-C5 AM 5.343% due 12/15/2039	6,300,000	6,543,974
GS Mortgage Securities Trust 2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,967,705
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	8,000,000	8,018,840
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	4,000,000	4,142,188
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP5 AM 5.45% due 12/15/2044(1)(2)	3,082,048	3,080,467
2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	6,400,000	6,548,403
2007-CB18 A4 5.44% due 6/12/2047(1)	11,489,867	11,902,192
2007-LD12 AM 6.208% due 2/15/2051(1)(2)	4,000,000	4,261,508
2013-C16 A2 3.07% due 12/15/2046	2,000,000	2,075,918
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(1)(2)	1,028,725	1,028,458
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(1)	8,500,000	8,516,940
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.587% due 3/12/2044(1)(2)	4,013,936	4,017,104
2007-IQ16 A4 5.809% due 12/12/2049(1)	3,735,585	3,973,210
SBA Tower Trust 2.24% due 4/15/2043(1)(3)	13,000,000	12,914,122
2.933% due 12/15/2042(1)(3)	5,000,000	5,076,350
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	498,596	497,970
2006-C28 AM 5.603% due 10/15/2048(2)	5,250,000	5,443,594
2007-C31 AM 5.591% due 4/15/2047(1)(2)	4,300,000	4,519,631
2007-C33 AM 6.15% due 2/15/2051(1)(2)	5,250,000	5,599,912
Total Commercial Mortgage-Backed Securities (Cost $178,421,172)		171,984,440

	Principal Amount	Value
Corporate Bonds — 40.2%
Aerospace & Defense — 0.5%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	3,000,000	2,989,086
L-3 Communications Corp. 3.95% due 11/15/2016	1,500,000	1,537,913
		4,526,999
Automotive — 0.8%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	2,600,000	2,607,374

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	$4,000,000	$4,046,444
		6,653,818
Banking — 9.3%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	2,900,000	2,877,931
3.125% due 1/15/2016(1)	2,000,000	1,992,500
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	6,500,000	6,517,082
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	4,500,000	4,866,511
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(1)	4,000,000	3,945,256
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	4,500,000	4,513,406
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	6,500,000	6,482,060
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(1)	4,500,000	4,524,332
Lloyds Bank PLC 1.75% due 3/16/2018(1)	3,500,000	3,501,159
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016(1)	4,700,000	4,715,049
3.45% due 11/2/2015(1)	3,750,000	3,758,468
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,500,000	5,045,224
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	7,750,000	7,730,935
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016(1)	4,600,000	4,657,035
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015(1)	2,500,000	2,503,425
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	4,000,000	4,004,072
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016(1)	5,000,000	5,042,345
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	3,500,000	3,498,222
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	800,000	825,004
		81,000,016
Brokerage — 1.5%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(1)	6,000,000	6,015,462

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	$7,000,000	$7,035,000
		13,050,462
Building Materials — 0.6%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	4,500,000	5,007,087
		5,007,087
Cable Satellite — 0.8%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	6,500,000	6,879,229
		6,879,229
Construction Machinery — 0.6%
CNH Industrial Capital LLC 3.25% due 2/1/2017	2,500,000	2,453,125
3.875% due 11/1/2015	2,750,000	2,743,125
		5,196,250
Consumer Cyclical Services — 0.5%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	4,500,000	4,432,500
		4,432,500
Diversified Manufacturing — 0.6%
Pentair Finance S.A. 1.35% due 12/1/2015(1)	1,750,000	1,751,034
1.875% due 9/15/2017(1)	3,750,000	3,709,039
		5,460,073
Electric — 2.4%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	315,000	316,575
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	4,750,000	4,741,616
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	2,400,000	2,406,550
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	4,000,000	3,750,000
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	4,000,000	4,001,332
The Dayton Power & Light Co. 1.875% due 9/15/2016(1)	5,800,000	5,803,654
		21,019,727
Finance Companies — 1.5%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	4,640,000	4,570,400
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	3,500,000	3,465,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	4,750,000	4,809,375
		12,844,775

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Financial - Other — 0.3%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	$2,700,000	$2,708,424
		2,708,424
Food And Beverage — 0.8%
Kraft Heinz Foods Co. 1.60% due 6/30/2017(3)	6,500,000	6,510,004
		6,510,004
Government Related — 2.0%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	4,500,000	4,496,076
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	8,500,000	8,484,173
Petrobras Global Finance B.V. 2.00% due 5/20/2016(1)	1,000,000	960,000
3.25% due 3/17/2017(1)	4,250,000	3,750,625
		17,690,874
Healthcare — 1.4%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	4,000,000	4,017,532
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	3,500,000	3,538,860
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(1)	1,750,000	1,750,625
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	3,000,000	3,007,020
		12,314,037
Home Construction — 0.5%
DR Horton, Inc. 3.625% due 2/15/2018(1)	4,500,000	4,561,875
		4,561,875
Independent Energy — 0.6%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	5,000,000	4,912,995
		4,912,995
Industrial - Other — 1.1%
AECOM Global II LLC 3.85% due 4/1/2017(1)	4,500,000	4,500,000
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	5,500,000	5,478,764
		9,978,764
Insurance: Property - Casualty — 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,549,423
XLIT Ltd. 2.30% due 12/15/2018(1)	4,000,000	4,037,008
		8,586,431
Media - Entertainment — 1.0%
McGraw Hill Financial, Inc. 2.50% due 8/15/2018(3)	3,570,000	3,597,125

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	$5,500,000	$5,513,497
		9,110,622
Metals And Mining — 1.4%
Freeport-McMoRan, Inc. 2.30% due 11/14/2017(1)	6,000,000	5,415,000
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(1)(3)	750,000	749,250
Vale Overseas Ltd. 6.25% due 1/23/2017(1)	6,000,000	6,107,160
		12,271,410
Midstream — 1.8%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	3,400,000	3,365,752
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	1,500,000	1,502,899
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	6,600,000	6,492,750
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	4,500,000	4,467,398
		15,828,799
Oil Field Services — 1.4%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	3,400,000	3,359,353
Transocean, Inc. 3.00% due 10/15/2017(1)	5,000,000	4,525,000
Weatherford International LLC 6.35% due 6/15/2017(1)	4,000,000	4,093,188
		11,977,541
Pharmaceuticals — 2.6%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(1)	3,500,000	3,501,498
Actavis Funding SCS 2.35% due 3/12/2018(1)	6,500,000	6,525,863
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	3,800,000	3,830,096
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,395,000
Mylan, Inc. 1.35% due 11/29/2016(1)	2,250,000	2,234,185
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(1)	3,400,000	3,402,302
		22,888,944
Real Estate Investment Trusts — 1.4%
BioMed Realty LP 3.85% due 4/15/2016(1)	1,700,000	1,717,316
Prologis LP 4.50% due 8/15/2017(1)	4,000,000	4,197,012
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	4,000,000	4,280,048

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	$2,000,000	$2,007,246
		12,201,622
Retailers — 0.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	2,500,000	2,505,540
		2,505,540
Technology — 1.4%
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	4,500,000	4,497,480
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	4,000,000	4,020,836
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,417,000
		11,935,316
Tobacco — 0.6%
Reynolds American, Inc. 2.30% due 6/12/2018	5,000,000	5,053,785
		5,053,785
Transportation Services — 0.3%
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016(1)	2,500,000	2,526,753
		2,526,753
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	5,602,000	5,893,046
		5,893,046
Wirelines — 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	3,977,000	4,031,644
		4,031,644
Total Corporate Bonds (Cost $352,084,242)		349,559,362

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 12.5%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	1,287,520	1,386,994
2005-D A1 2.717% due 5/25/2035(1)(2)	3,004,638	3,058,222
Banc of America Mortgage Securities Trust 2003-J 2A2 2.817% due 11/25/2033(1)(2)	1,303,628	1,305,740
Bear Stearns ALT-A Trust 2003-3 2A 2.908% due 10/25/2033(1)(2)	4,236,610	4,265,809
2004-4 A1 0.794% due 6/25/2034(1)(2)	3,310,556	3,169,523

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
2004-7 2A1 2.584% due 8/25/2034(1)(2)	$2,462,016	$2,489,158
Chase Mortgage Finance Trust 2007-A1 2A1 2.658% due 2/25/2037(1)(2)	1,834,552	1,838,593
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033(1)	552,427	573,064
2003-23 2A8 4.50% due 10/25/2018(1)	209,284	209,969
2003-8 2A1 5.00% due 4/25/2018(1)	97,175	99,060
2004-5 5A1 5.00% due 8/25/2019	405,262	411,946
2004-AR5 3A1 2.789% due 6/25/2034(1)(2)	4,940,060	4,772,987
2004-AR5 6A1 2.496% due 6/25/2034(1)(2)	7,259,280	7,284,767
2004-AR7 4A1 2.543% due 11/25/2034(1)(2)	4,499,682	4,511,147
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.594% due 10/25/2024(2)	3,650,000	3,677,813
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	732,615	748,889
Impac CMB Trust 2004-7 1A1 0.934% due 11/25/2034(1)(2)	4,908,881	4,663,059
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	506,217	523,229
2004-S2 1A3 4.75% due 11/25/2019(1)	282,608	285,873
2005-A1 3A1 2.674% due 2/25/2035(1)(2)	1,721,958	1,748,433
2005-A1 6T1 2.672% due 2/25/2035(1)(2)	562,689	561,315
2006-A2 5A1 2.521% due 11/25/2033(1)(2)	2,259,030	2,280,606
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.713% due 4/21/2034(1)(2)	2,506,609	2,518,638
2004-13 3A7 2.763% due 11/21/2034(1)(2)	4,806,908	4,926,220
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018(1)	318,225	318,064
2003-5 2A1 5.00% due 6/25/2018	152,088	156,548
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.462% due 2/25/2035(1)(2)	7,630,781	7,663,288
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	263,533	266,722
2004-7AR 2A1 2.463% due 9/25/2034(1)(2)	5,668,108	5,602,239
2005-6AR 1A1 0.474% due 11/25/2035(1)(2)	1,893,985	1,829,568
MortgageIT Trust 2004-1 A1 0.974% due 11/25/2034(1)(2)	3,021,740	2,891,962
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	866,360	865,654

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
2004-2 A2 4.75% due 11/25/2019(1)	$285,360	$287,123
2004-2 A3 5.25% due 11/25/2019(1)	170,423	172,848
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	6,679	6,711
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	1,113,461	1,111,805
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	657,023	667,173
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.451% due 6/25/2034(1)(2)	5,555,271	5,549,555
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 0.916% due 4/19/2035(1)(2)	1,759,569	1,700,388
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	1,217,229	1,242,966
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	61,503	62,753
2004-3 3A1 5.50% due 3/25/2019(1)	528,061	541,913
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.62% due 10/25/2033(1)(2)	459,075	462,463
2003-N 2A1 2.509% due 12/25/2033(1)(2)	984,325	966,714
2004-M A7 2.74% due 8/25/2034(1)(2)	3,512,283	3,570,840
2004-O A1 2.737% due 8/25/2034(1)(2)	1,695,853	1,690,029
2004-Z 2A2 2.617% due 12/25/2034(1)(2)	1,816,248	1,816,096
2005-2 2A1 4.75% due 4/25/2020(1)	137,375	140,842
2005-AR10 2A6 2.685% due 6/25/2035(1)(2)	4,144,103	4,172,627
2005-AR12 2A5 2.67% due 6/25/2035(1)(2)	3,354,244	3,429,878
2005-AR12 2A6 2.67% due 6/25/2035(1)(2)	3,737,726	3,793,597
Total Non-Agency Mortgage-Backed Securities (Cost $108,232,377)		108,291,420

	Principal Amount	Value
U.S. Agencies — 0.0%
FHLMC 2.00% due 8/25/2016(1)	400,000	405,707
Total U.S. Agencies (Cost $402,934)		405,707

	Principal Amount	Value
U.S. Government Securities — 0.6%
U.S. Treasury Notes 0.50% due 11/30/2016(1)	125,000	125,091

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
0.625% due 6/30/2017	$5,500,000	$5,503,152
Total U.S. Government Securities (Cost $5,624,604)		5,628,243

	Principal Amount	Value
Repurchase Agreements — 4.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $36,306,000, due 10/1/2015(4)	36,306,000	36,306,000
Total Repurchase Agreements (Cost $36,306,000)		36,306,000
Total Investments — 99.7% (Cost $875,546,784)		866,016,148
Other Assets, Net — 0.3%		2,537,188
Total Net Assets — 100.0%		$868,553,336

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2015.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $117,827,452, representing 13.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	6/30/2017	$37,034,250

The tables below present futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	1,117	12/31/2015	$244,658	$464,699
5 YR U.S. Treasury Note	Goldman Sachs & Co.	66	12/31/2015	7,954	52,395

Total					$517,094

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	147	12/21/2015	$18,924	$(186,489)
U.S. Long Bond	Goldman Sachs & Co.	5	12/21/2015	787	(7,359)

Total					$(193,848)

The table below presents credit default swap contracts as of September 30, 2015:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Paid Fixed Rate	Expiration Date	Value	Upfront Premiums Received	Unrealized Appreciation
Protection Purchased
CDX North America High Yield Series 24 Index	Goldman Sachs & Co.	USD	$29,700	5.00%	6/20/2020	$(862,217)	$1,220,746	$358,529

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$38,774,740	$—	$38,774,740
Asset-Backed Securities	—	97,055,267	—	97,055,267
Senior Secured Loans	—	58,010,969	—	58,010,969
Commercial Mortgage-Backed Securities	—	171,984,440	—	171,984,440
Corporate Bonds	—	349,559,362	—	349,559,362
Non-Agency Mortgage-Backed Securities	—	108,291,420	—	108,291,420
U.S. Agencies	—	405,707	—	405,707
U.S. Government Securities	—	5,628,243	—	5,628,243
Repurchase Agreements	—	36,306,000	—	36,306,000
Other Financial Instruments:
Financial Futures Contracts	323,246	—	—	323,246
Credit Default Swaps	—	(862,217)	—	(862,217)

Total	$323,246	$865,153,931	$—	$865,477,177

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 25.7%
Automotive — 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$1,001,401	$976,366
		976,366
Cable Satellite — 1.5%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	1,181,888	1,173,024
		1,173,024
Consumer Products — 1.2%
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(1)	1,000,000	997,250
		997,250
Food And Beverage — 1.2%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	1,000,000	998,750
		998,750
Healthcare — 4.4%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	698,250	699,996
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,488,750
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,334,812
		3,523,558
Independent Energy — 1.0%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	1,000,000	821,250
		821,250
Industrial - Other — 1.5%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	1,237,500	1,170,316
		1,170,316
Insurance: Property - Casualty — 1.8%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	1,477,387	1,460,146
		1,460,146
Media - Entertainment — 2.7%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	938,540	871,669
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	1,350,000	1,279,125
		2,150,794

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Oil Field Services — 1.9%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	$800,000	$564,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	1,023,284	599,470
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	582,045	373,964
		1,537,434
Restaurants — 1.4%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/12/2021(1)	1,135,600	1,129,639
		1,129,639
Retailers — 1.8%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	1,484,925	1,451,380
		1,451,380
Technology — 4.1%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	982,440	767,531
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	1,333,125	1,327,712
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	1,250,000	1,210,413
		3,305,656
Total Senior Secured Loans (Cost $22,201,063)		20,695,563

	Principal Amount	Value
Corporate Bonds — 69.6%
Aerospace & Defense — 4.4%
Bombardier, Inc. Sr. Nt. 5.50% due 9/15/2018(2)	600,000	519,000
7.50% due 3/15/2025(2)	1,050,000	787,500
KLX, Inc. 5.875% due 12/1/2022(2)	1,250,000	1,216,012
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	1,000,000	990,000
		3,512,512
Building Materials — 4.5%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	1,000,000	998,750
Building Materials Corp. of America Sr. Nt. 6.00% due 10/15/2025(2)	600,000	606,000
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	1,000,000	1,047,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	$1,000,000	$1,000,000
		3,652,250
Cable Satellite — 3.2%
Cequel Communications Holdings I LLC Sr. Nt. 5.125% due 12/15/2021(2)	1,000,000	880,625
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,000,000	650,000
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)	1,000,000	1,005,000
		2,535,625
Chemicals — 1.0%
Hexion, Inc. Sr. Sec. Nt. 8.875% due 2/1/2018	1,000,000	800,000
		800,000
Construction Machinery — 1.5%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	1,000,000	870,000
United Rentals North America, Inc. 6.125% due 6/15/2023	330,000	328,969
		1,198,969
Consumer Cyclical Services — 1.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	1,500,000	1,350,000
		1,350,000
Consumer Products — 0.7%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	670,000	599,650
		599,650
Electric — 4.2%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	1,200,000	1,236,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	1,200,000	1,194,000
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	1,000,000	925,000
		3,355,000
Food And Beverage — 4.6%
Cott Beverages, Inc. 6.75% due 1/1/2020	650,000	667,875
Dean Foods Co. 6.50% due 3/15/2023(2)	1,000,000	1,015,000
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	1,000,000	1,040,000
Post Holdings, Inc. 6.00% due 12/15/2022(2)	1,000,000	958,750
		3,681,625

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Gaming — 5.0%
Boyd Gaming Corp. 9.00% due 7/1/2020	$1,000,000	$1,062,700
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	1,200,000	1,206,000
Scientific Games International, Inc. 6.625% due 5/15/2021	1,200,000	864,000
Wynn Macau Ltd. Sr. Nt. 5.25% due 10/15/2021(2)	1,000,000	868,125
		4,000,825
Government Related — 1.2%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	1,000,000	955,000
		955,000
Healthcare — 5.1%
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	1,000,000	860,000
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	1,000,000	1,060,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,200,000	1,275,480
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	1,000,000	937,500
		4,132,980
Home Construction — 3.9%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	750,000	538,125
WCI Communities, Inc. 6.875% due 8/15/2021	1,400,000	1,452,500
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,104,000
		3,094,625
Independent Energy — 3.9%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	1,000,000	843,750
Comstock Resources, Inc. Sr. Sec. Nt. 10.00% due 3/15/2020(2)	1,000,000	695,000
Denbury Resources, Inc. 5.50% due 5/1/2022	1,000,000	595,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	1,430,000	804,375
Linn Energy LLC 7.75% due 2/1/2021	1,000,000	230,000
		3,168,125
Media - Entertainment — 6.7%
AMC Networks, Inc. 4.75% due 12/15/2022	1,200,000	1,131,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	1,100,000	1,122,000
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	1,000,000	908,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Tribune Media Co. 5.875% due 7/15/2022(2)	$1,000,000	$970,000
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	1,214,000	1,256,490
		5,388,240
Packaging — 2.1%
Berry Plastics Escrow LLC Sec. Nt. 6.00% due 10/15/2022(2)	670,000	671,675
Reynolds Group Issuer, Inc. 8.50% due 5/15/2018	1,000,000	1,008,125
		1,679,800
Paper — 1.1%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	876,000
		876,000
Pharmaceuticals — 1.2%
Jaguar Holding Co. II 6.375% due 8/1/2023(2)	1,000,000	972,500
		972,500
Refining — 1.8%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	1,550,000	1,441,500
		1,441,500
Retailers — 2.5%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	1,000,000	1,011,250
Penske Automotive Group, Inc. 5.75% due 10/1/2022	1,000,000	1,002,500
		2,013,750
Supermarkets — 1.1%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	900,000	900,000
		900,000
Technology — 2.1%
First Data Corp. 12.625% due 1/15/2021	1,450,000	1,647,563
		1,647,563
Wireless — 2.4%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022	1,000,000	981,250
Sprint Corp. 7.125% due 6/15/2024	1,250,000	962,000
		1,943,250
Wirelines — 3.7%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	500,000	513,750
8.875% due 5/15/2019	745,000	767,350
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022(2)	850,000	828,750

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Windstream Services LLC 6.375% due 8/1/2023	$1,250,000	$900,750
		3,010,600
Total Corporate Bonds (Cost $61,165,007)		55,910,389

	Shares	Value
Common Stocks — 0.4%
Consumer Cyclical Services — 0.4%
Gray Television, Inc.(4)	10,500	133,980
Media General, Inc.(4)	11,760	164,522
		298,502
Total Common Stocks (Cost $280,031)		298,502

	Principal Amount	Value
Repurchase Agreements — 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $2,741,000, due 10/1/2015(5)	$2,741,000	2,741,000
Total Repurchase Agreements (Cost $2,741,000)		2,741,000
Total Investments — 99.1% (Cost $86,387,101)		79,645,454
Other Assets, Net — 0.9%		710,894
Total Net Assets — 100.0%		$80,356,348

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $30,379,827, representing 37.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)	Non-income producing security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	1.00%	9/27/2017	$2,798,925

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$20,695,563	$—	$20,695,563
Corporate Bonds	—	55,910,389	—	55,910,389
Common Stocks	298,502	—	—	298,502
Repurchase Agreements	—	2,741,000	—	2,741,000

Total	$298,502	$79,346,952	$—	$79,645,454

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.2%
Alaska — 0.8%
Alaska St. Hsg. Fin. Corp. Ref. 5.00% due 12/1/2026	$1,250,000	$1,502,300
		1,502,300
California — 11.6%
California Golden St. Tobacco Securitization Corp. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040	2,000,000	2,214,520
California St. G.O. Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,934,850
6.50% due 4/1/2033	2,000,000	2,380,020
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,779,330
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,164,060
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,454,820
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,231,850
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,315,080
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,715,715
Univ. of California Rev. Ser. O 5.75% due 5/15/2019(1)	1,000,000	1,169,600
		21,359,845
Colorado — 0.0%
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	5,000	5,073
		5,073
Connecticut — 2.7%
Connecticut St. G.O. Ser. A 5.00% due 3/15/2031	1,000,000	1,157,180
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,669,485
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,176,980
		5,003,645
Delaware — 0.2%
Delaware St. Economic Dev. Auth. Rev. St. Univ. Proj. AGM Insured 5.00% due 10/1/2039	265,000	296,514
		296,514
District Of Columbia — 0.9%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,691,370
		1,691,370

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Florida — 6.7%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2019(1)	$1,500,000	$1,807,260
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,634,685
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,764,870
Miami-Dade Cnty. FLA Public Facs. Rev. Ref-Jackson Hlth. Sys. Ser. A 5.00% due 6/1/2033	2,000,000	2,207,680
Orange County FLA Hlth. Facs. Auth. Rev. Presbyterian Retirement Communities 5.00% due 8/1/2040	3,000,000	3,159,240
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,720,140
		12,293,875
Georgia — 3.9%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2019 (1)(2)	3,000,000	3,595,740
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,671,795
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018 (1)	1,760,000	1,936,701
		7,204,236
Illinois — 5.8%
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	4,350,000	4,640,802
5.50% due 7/1/2027	2,000,000	2,171,500
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,225,800
Ser. B 5.50% due 1/1/2033	1,500,000	1,631,580
		10,669,682
Indiana — 1.2%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,271,260
		2,271,260
Kansas — 1.9%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2018(1)	1,500,000	1,681,485
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,718,310
		3,399,795
Louisiana — 1.4%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,737,661

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	$870,000	$908,811
		2,646,472
Maine — 1.0%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2019(1)	1,500,000	1,773,930
		1,773,930
Maryland — 1.0%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,732,815
		1,732,815
Massachusetts — 4.6%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,658,460
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,723,260
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,263,520
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,708,230
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,141,590
		8,495,060
Michigan — 3.3%
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,928,126
Wayne Cnty. MI Arpt. Auth. Rev. Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	2,981,344
Ser. D 5.00% due 12/1/2040(3)	1,000,000	1,090,390
		5,999,860
Minnesota — 0.9%
Minnesota St. G.O. 5.00% due 8/1/2017(1)	30,000	32,394
5.00% due 8/1/2017(1)(2)	1,470,000	1,588,717
		1,621,111
Missouri — 1.8%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,613,550
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,717,695
		3,331,245
Nevada — 1.2%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,247,580
		2,247,580

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
New Jersey — 5.4%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	$1,680,000	$1,841,280
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	3,000,000	3,143,760
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,252,620
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C AGM Insured 5.50% due 12/15/2016	1,500,000	1,579,365
South Jersey NJ Trans. Auth. Rev. Ref- Ser. A 5.00% due 11/1/2039	1,000,000	1,056,710
		9,873,735
New York — 8.9%
Metropolitan Trans. Auth. NY Rev. Ref-Trans. Sub. Ser. C-1 5.00% due 11/15/2034	2,500,000	2,851,225
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	1,250,000	1,429,487
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,216,020
New York St. Convention Center Dev. Corp. Rev. Ref-Hotel Unit Fee Secured 5.00% due 11/15/2040	2,000,000	2,251,740
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029	2,000,000	2,338,660
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,127,500
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,233,000
Triborough NY Bridge. & Tunl. Auth. Revs. Gen-Ser. A 5.00% due 11/15/2040	1,000,000	1,145,210
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,709,430
		16,302,272
North Carolina — 2.0%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,011,818
University NC at Chapel Hill Rev. 5.00% due 12/1/2027	1,500,000	1,634,010
		3,645,828
Ohio — 1.7%
Lucas Cnty. OH Hosp. Rev. Promedica Healthcare-Ser. B 4.00% due 11/15/2045	1,500,000	1,473,120
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,693,530
		3,166,650

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Oklahoma — 1.0%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	$1,635,000	$1,842,482
		1,842,482
Oregon — 2.5%
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,739,799
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,146,120
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,725,675
		4,611,594
Pennsylvania — 3.1%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,130,570
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,115,610
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,203,540
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,183,680
		5,633,400
Rhode Island — 2.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,805,430
Rhode Island Tobacco Settlement Fing. Corp. Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,071,160
		3,876,590
South Carolina — 0.9%
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,671,600
		1,671,600
Tennessee — 3.4%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,663,560
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,405,862
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,737,780
Tennessee St. Sch. Bd. Auth. Rev. Higher Edl. Facs. 2nd Prog. Ser. B 5.125% due 5/1/2018(1)	1,230,000	1,369,175
		6,176,377
Texas — 10.2%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,304,640

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	$1,000,000	$1,160,100
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,684,095
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,851,460
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,759,080
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,668,495
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,660,879
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,707,645
		18,796,394
Vermont — 0.9%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT- Ser.A 5.00% due 6/15/2022	1,400,000	1,597,316
		1,597,316
Virginia — 1.9%
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,420,186
Winchester VA Economic Dev. Auth. Hosp. Rev. Ref-Valley Hlth. Sys. Oblig. Group 5.00% due 1/1/2044	1,000,000	1,102,730
		3,522,916
Washington — 1.3%
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,291,640
		2,291,640
Total Municipal Bonds (Cost $162,564,913)		176,554,462
Total Investments — 96.2% (Cost $162,564,913)		176,554,462
Other Assets, Net — 3.8%		7,064,976
Total Net Assets — 100.0%		$183,619,438

(1)	Pre-refunded.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	When-issued security.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,554,462	$—	$176,554,462

Total	$—	$176,554,462	$—	$176,554,462

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.4%
Arizona — 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,068,730
		1,068,730
California — 7.2%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)(2)	1,500,000	1,807,980
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	160,000	164,672
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,496,378
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(2)	1,500,000	1,785,480
6.625% due 11/1/2034	195,000	196,815
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,109,610
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,146,414
		8,707,349
Colorado — 2.5%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,245,220
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	756,269
		3,001,489
District Of Columbia — 3.6%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2020(1)	2,000,000	2,516,020
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033(2)	1,500,000	1,831,080
		4,347,100
Florida — 12.5%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2019(1)	1,500,000	1,807,260
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,847,920
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,128,192
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,209,854
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	1,500,000	1,599,570
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,495,000	1,699,965

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	$2,045,000	$2,351,914
Ref-Phase III 6.125% due 5/1/2040	2,110,000	2,334,567
		14,979,242
Georgia — 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2019(1)	1,250,000	1,510,662
		1,510,662
Illinois — 10.3%
Chicago IL Proj. Ser. A 5.00% due 1/1/2033	575,000	552,477
Ser. A 5.00% due 1/1/2026	1,500,000	1,479,810
Chicago IL Brd. of Ed. Proj. Ser. C 5.25% due 12/1/2039	1,500,000	1,300,740
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,713,375
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	813,565
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,250,000	3,480,525
Metropolitan Pier & Exposition Auth. IL Dedicated St. Tax Rev. Ref-McCormick Ser. B-2 5.00% due 6/15/2050	3,055,000	3,080,204
		12,420,696
Indiana — 0.8%
Indiana St. Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	920,000	968,732
		968,732
Iowa — 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,059,520
		1,059,520
Kentucky — 2.8%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,691,685
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,687,815
		3,379,500
Louisiana — 1.5%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,758,225
		1,758,225
Maryland — 1.4%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,673,355
		1,673,355

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Massachusetts — 2.6%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028—7/1/2033	$2,790,000	$3,107,184
		3,107,184
Michigan — 0.7%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	850,000	903,066
		903,066
New Jersey — 7.5%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,215,920
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	1,000,000	1,047,920
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,683,600
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 5.00% due 6/15/2038	2,000,000	2,023,760
Trans. Sys. Ser. A 5.00% due 6/15/2042	2,000,000	1,999,860
		8,971,060
New Mexico — 3.3%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,787,424
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,192,760
		3,980,184
New York — 4.4%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2020(1)	1,500,000	1,872,735
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,641,450
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,743,735
		5,257,920
Ohio — 2.6%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,596,690
Richfield OH Joint Recreation Dist. 5.25% due 12/1/2042	1,500,000	1,516,545
		3,113,235
Oklahoma — 3.0%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	1,949,090
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,626,165
		3,575,255

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Pennsylvania — 7.8%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	$1,300,000	$1,380,054
Diakon Lutheran 6.125% due 1/1/2019(1)	1,350,000	1,571,818
6.125% due 1/1/2029	150,000	168,954
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,715,010
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,751,445
6.50% due 12/1/2036	1,000,000	1,202,510
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035	1,400,000	1,525,482
		9,315,273
Rhode Island — 1.5%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,805,430
		1,805,430
South Carolina — 1.5%
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2020(1)	1,500,000	1,814,460
		1,814,460
South Dakota — 0.8%
Oglala Sioux Tribe 5.00% due 10/1/2022(3)	1,000,000	998,240
		998,240
Tennessee — 1.4%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,663,560
		1,663,560
Texas — 11.8%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,745,010
North Tex. Twy. Auth. Rev. Ref-Ser. A 5.00% due 1/1/2038	1,350,000	1,475,145
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	25,000	25,052
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,685,412
7.50% due 6/30/2033	2,000,000	2,420,040
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,754,415
7.50% due 12/31/2031	1,500,000	1,797,120
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT- Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,235,180
		14,137,374

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Virginia — 1.8%
Alexandria VA Indl. Dev. Auth. Rev. Residential Care Facs. Mtg. Rev. Ref-Goodwin House 5.00% due 10/1/2050	$1,000,000	$1,043,140
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	1,000,000	1,154,810
		2,197,950
Total Municipal Bonds (Cost $105,459,196)		115,714,791
Total Investments — 96.4% (Cost $105,459,196)		115,714,791
Other Assets, Net — 3.6%		4,289,920
Total Net Assets — 100.0%		$120,004,711

(1)	Pre-refunded.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $998,240, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$115,714,791	$—	$115,714,791

Total	$—	$115,714,791	$—	$115,714,791

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans — 81.4%
Aerospace & Defense — 1.2%
DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25% due 7/7/2022(1)	$17,000,000	$17,000,000
		17,000,000
Airlines — 2.3%
Air Canada 2015 Term Loan B 4.00% due 9/26/2019(1)	17,251,326	17,208,197
American Airlines, Inc. New Term Loan 3.25% due 6/26/2020(1)	15,573,258	15,401,953
		32,610,150
Automotive — 2.0%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	14,198,599	13,843,634
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 3.75% due 4/30/2019(1)	14,166,667	14,187,775
		28,031,409
Building Materials — 4.4%
Builders FirstSource, Inc. Term Loan B 6.00% due 7/31/2022(1)	10,000,000	9,906,300
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	15,375,057	14,836,930
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	18,857,500	18,794,705
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	16,674,006	16,555,953
2nd Lien Term Loan 7.00% due 3/26/2021(1)	1,768,421	1,768,421
		61,862,309
Cable Satellite — 3.5%
CSC Holdings, Inc. 2015 Term Loan B 5.00% due 9/21/2022(1)	12,500,000	12,418,750
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	16,781,269	16,655,410
Yankee Cable Acquisition LLC Term Loan B 4.25% due 3/1/2020(1)	19,825,308	19,744,817
		48,818,977
Chemicals — 1.9%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	15,243,248	15,093,559
Minerals Technologies, Inc. 2015 Term Loan B 3.75% due 5/9/2021(1)	11,202,564	11,118,545
		26,212,104

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Consumer Cyclical Services — 0.6%
Monitronics International, Inc. Term Loan B1 4.50% due 4/2/2022(1)	$7,888,798	$7,839,493
		7,839,493
Consumer Products — 3.4%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(1)	18,051,557	18,026,104
KIK Custom Products, Inc. 2015 Term Loan B 6.00% due 8/26/2022(1)	13,000,000	12,696,710
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(1)	17,500,000	17,451,875
		48,174,689
Electric — 0.7%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	10,327,045	10,288,318
		10,288,318
Environmental — 1.7%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	18,727,778	18,429,257
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	4,753,352	4,650,347
Term Loan C 5.00% due 12/19/2021(1)	210,728	206,162
		23,285,766
Financial Other — 1.1%
Fly Funding II S.a.r.l. Term Loan B 3.50% due 8/9/2019(1)	15,038,211	14,897,303
		14,897,303
Food And Beverage — 2.2%
Charger OpCo B.V. USD Term Loan B1 4.25% due 7/2/2022(1)	20,000,000	19,968,800
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	10,500,000	10,486,875
		30,455,675
Gaming — 4.9%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	8,652,778	8,641,962
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	12,736,970	12,701,179
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	14,685,000	14,477,795
2014 Term Loan B2 6.00% due 10/1/2021(1)	14,887,500	14,680,415

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	$18,589,835	$18,543,360
		69,044,711
Healthcare — 10.1%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	10,972,500	10,999,931
CCS Intermediate Holdings LLC 1st Lien Term Loan 5.00% due 7/22/2021(1)	18,550,094	16,973,336
Connolly Corp. 1st Lien Term Loan 4.50% due 5/14/2021(1)	17,405,588	17,325,870
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	4,962,500
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	15,487,304	15,356,591
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	23,677,626	23,549,293
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	10,951,180	10,469,328
2nd Lien Term Loan 9.50% due 12/7/2019(1)	12,163,555	11,661,809
Select Medical Corp. Series E Term Loan B 3.751% due 6/1/2018(1)	633,878	632,097
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	9,950,000	9,912,688
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	15,870,050	15,036,872
2nd Lien Term Loan 9.50% due 12/5/2022(1)	5,000,000	4,450,000
		141,330,315
Independent Energy — 0.4%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	7,000,000	5,748,750
		5,748,750
Industrial - Other — 2.9%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	7,913,844	7,656,643
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	13,860,000	13,107,541
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	19,503,478	19,305,323
		40,069,507
Insurance: Property - Casualty — 1.8%
Asurion LLC Term Loan B4 5.00% due 8/4/2022(1)	6,483,750	6,115,992

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	$19,430,559	$19,203,804
		25,319,796
Leisure — 1.5%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	22,000,505	21,544,875
		21,544,875
Lodging — 0.9%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	12,280,989	12,239,970
		12,239,970
Media—Entertainment — 7.5%
Cumulus Media Holdings, Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	2,503,694	2,090,585
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	20,647,877	19,176,716
Media General, Inc. Term Loan B 4.00% due 7/31/2020(1)	17,463,087	17,299,458
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	7,026,798	6,958,708
Tribune Media Co. Term Loan 3.75% due 12/27/2020(1)	14,711,273	14,570,338
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	20,093,917	19,949,442
William Morris Endeavor Entertainment LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	19,725,188	19,601,906
2nd Lien Term Loan 8.25% due 5/1/2022(1)	6,000,000	5,685,000
		105,332,153
Oil Field Services — 1.9%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	7,800,000	5,499,000
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	14,498,769	8,493,814
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	7,295,561	4,687,398
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	12,255,484	7,394,101
		26,074,313
Packaging — 2.8%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	20,151,623	19,946,882

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50% due 12/1/2018(1)	$19,561,200	$19,556,702
		39,503,584
Pharmaceuticals — 1.9%
DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25% due 3/11/2021(1)	20,722,613	20,321,216
Millennium Health LLC Term Loan B 5.25% due 4/16/2021(1)	20,715,226	6,292,250
		26,613,466
Restaurants — 1.2%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/12/2021(1)	17,312,407	17,221,517
		17,221,517
Retailers — 6.2%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,482,913	9,916,176
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	12,622,720	12,543,827
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	9,045,870	8,946,366
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	14,818,800
PetSmart, Inc. Term Loan B 4.25% due 3/11/2022(1)	19,937,500	19,885,662
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	20,554,084	20,089,768
		86,200,599
Technology — 9.8%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	14,910,000	14,760,900
2nd Lien Term Loan 10.00% due 1/28/2023(1)	6,500,000	6,456,645
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 3/20/2023(1)	10,000,000	9,612,500
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	13,450,201	10,507,970
Deltek, Inc. 2015 2nd Lien Term Loan 9.50% due 6/25/2023(1)	4,000,000	3,995,000
First Data Corp. New 2018 Term Loan 3.696% due 9/24/2018(1)	19,435,000	19,230,933
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	10,862,500	10,818,398
Regit Eins GmbH
USD 1st Lien Term Loan 6.00% due 1/8/2021(1)	14,850,000	14,753,475
USD 2nd Lien Term Loan

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
9.50% due 7/8/2021(1)	$5,000,000	$4,841,650
Renaissance Learning, Inc. New 1st Lien Term Loan 4.50% due 4/9/2021(1)	11,305,170	10,937,752
New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	12,000,000	11,619,960
TransUnion LLC Term Loan B2 3.50% due 4/9/2021(1)	19,645,251	19,424,242
		136,959,425
Wirelines — 2.6%
Communications Sales & Leasing, Inc. Term Loan B 5.00% due 10/24/2022(1)	24,937,500	23,347,734
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	13,000,000	12,987,000
		36,334,734
Total Senior Secured Loans (Cost $1,187,261,495)		1,139,013,908

	Principal Amount	Value
Corporate Bonds — 16.8%
Aerospace & Defense — 2.1%
Bombardier, Inc. Sr. Nt. 5.50% due 9/15/2018(2)	9,200,000	7,958,000
7.50% due 3/15/2025(2)	10,500,000	7,875,000
KLX, Inc. 5.875% due 12/1/2022(2)	3,000,000	2,918,430
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	10,000,000	9,900,000
		28,651,430
Automotive — 0.3%
Omega U.S. Sub LLC Sr. Nt. 8.75% due 7/15/2023(2)	5,000,000	4,412,500
		4,412,500
Building Materials — 0.3%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)	3,500,000	3,495,625
		3,495,625
Consumer Cyclical Services — 0.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	9,900,000
		9,900,000
Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	3,000,000	2,685,000
		2,685,000
Electric — 0.5%
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	8,185,000	7,571,125
		7,571,125

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Food And Beverage — 0.7%
Post Holdings, Inc. 6.00% due 12/15/2022(2)	$10,000,000	$9,587,500
		9,587,500
Gaming — 1.4%
Boyd Gaming Corp. 6.875% due 5/15/2023	10,000,000	10,150,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,050,000
		20,200,000
Healthcare — 2.2%
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(4)	5,100,000	5,010,750
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	6,000,000	5,160,000
Select Medical Corp. 6.375% due 6/1/2021	6,500,000	6,337,500
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	5,013,000	5,328,318
Sr. Sec. Nt. 3.837% due 6/15/2020(1)(2)	4,000,000	3,972,500
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	5,825,000	5,460,937
		31,270,005
Independent Energy — 1.8%
Comstock Resources, Inc. 7.75% due 4/1/2019	17,500,000	4,375,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	7,000,000	3,937,500
Linn Energy LLC 6.50% due 5/15/2019	10,000,000	2,750,000
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	8,250,000	6,135,938
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	8,500,000	7,256,875
		24,455,313
Retailers — 0.2%
99 Cents Only Stores LLC 11.00% due 12/15/2019	5,625,000	3,346,875
		3,346,875
Technology — 2.7%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	6,650,220
Blue Coat Holdings, Inc. Sr. Nt. 8.375% due 6/1/2023(2)	10,500,000	10,473,750
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)(4)	8,000,000	8,020,000
Infor U.S., Inc. 6.50% due 5/15/2022(2)	10,000,000	9,175,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Interactive Data Corp. 5.875% due 4/15/2019(2)(3)	$3,000,000	$3,000,000
		37,318,970
Transportation Services — 0.4%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	5,840,000
		5,840,000
Wireless — 1.1%
Sprint Corp. 7.625% due 2/15/2025	5,000,000	3,871,875
7.875% due 9/15/2023	15,000,000	12,140,625
		16,012,500
Wirelines — 2.2%
EarthLink Holdings Corp. 8.875% due 5/15/2019	5,025,000	5,175,750
Sr. Sec. Nt. 7.375% due 6/1/2020	3,250,000	3,339,375
Frontier Communications Corp. Sr. Nt. 6.875% due 1/15/2025	10,000,000	7,900,000
8.875% due 9/15/2020(2)	5,000,000	4,900,000
10.50% due 9/15/2022(2)	2,100,000	2,047,500
Windstream Services LLC 6.375% due 8/1/2023	10,000,000	7,206,000
		30,568,625
Total Corporate Bonds (Cost $279,746,297)		235,315,468

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $8,973,000, due 10/1/2015(5)	$8,973,000	8,973,000
Total Repurchase Agreements (Cost $8,973,000)		8,973,000
Total Investments — 98.8% (Cost $1,475,980,792)		1,383,302,376
Other Assets, Net — 1.2%		16,915,662
Total Net Assets — 100.0%		$1,400,218,038

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2015.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $128,486,150, representing 9.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2015, interest payments had been made in cash.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	6/30/2017	$9,155,550

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$1,139,013,908	$—	$1,139,013,908
Corporate Bonds	—	235,315,468	—	235,315,468
Repurchase Agreements	—	8,973,000	—	8,973,000

Total	$—	$1,383,302,376	$—	$1,383,302,376

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.2%
FNMA 3.50% due 7/1/2043(1)	$158,671	$165,872
Total Agency Mortgage-Backed Securities (Cost $162,816)		165,872

	Principal Amount	Value
Asset-Backed Securities — 1.1%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	763,337	786,212
Total Asset-Backed Securities (Cost $763,338)		786,212

	Principal Amount	Value
Senior Secured Loans — 7.1%
Automotive — 1.0%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(3)	697,500	680,063
		680,063
Consumer Products — 1.3%
Party City Holdings, Inc. 2015 Term Loan B 4.25% due 8/19/2022(3)	900,000	897,525
		897,525
Environmental — 0.7%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(3)	475,335	465,035
Term Loan C 5.00% due 12/19/2021(3)	21,073	20,616
		485,651
Healthcare — 2.7%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	960,380	952,275
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	490,019	487,363
Select Medical Corp. Series E Term Loan B 3.751% due 6/1/2018(3)	482,770	481,413
		1,921,051
Oil Field Services — 0.8%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	980,000	574,113
		574,113

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Retailers — 0.6%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(3)	$457,383	$454,524
		454,524
Total Senior Secured Loans (Cost $5,455,217)		5,012,927

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 7.4%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	475,000	493,299
2007-PW16 AM 5.895% due 6/11/2040(1)(3)	450,000	477,164
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	604,464	620,621
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	435,280
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 5.998% due 6/15/2038(1)(3)	342,637	346,520
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	459,036	463,796
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.10% due 4/15/2045(1)(3)	500,000	511,594
2007-LD12 AM 6.208% due 2/15/2051(1)(3)	450,000	479,420
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	400,000	415,561
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(1)(3)	500,000	512,653
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	507,635
Total Commercial Mortgage-Backed Securities (Cost $5,466,304)		5,263,543

	Principal Amount	Value
Corporate Bonds — 61.4%
Automotive — 2.1%
Ford Motor Credit Co. LLC Sr. Nt. 2.50% due 1/15/2016	500,000	502,349
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	501,159
3.25% due 5/15/2018(1)	500,000	505,805
		1,509,313
Banking — 16.8%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	496,195
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(1)	750,000	858,920

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Foreign Currency(4)	Principal Amount	Value
Sub. Nt. 4.25% due 10/22/2026(1)		$400,000	$395,446
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015		1,000,000	1,010,865
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)		1,000,000	1,010,000
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)		750,000	811,189
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(1)		500,000	504,300
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)		750,000	830,475
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)		1,000,000	986,798
Lloyds Bank PLC 6.375% due 1/21/2021(1)		750,000	894,160
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(1)		950,000	1,073,613
PNC Funding Corp. 5.25% due 11/15/2015		500,000	502,442
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)		500,000	541,104
Santander U.S. Debt SAU 3.781% due 10/7/2015(2)		895,000	895,143
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)		500,000	573,845
5.95% due 1/18/2018(1)		500,000	546,254
			11,930,749
Building Materials — 1.1%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(1)(2)		300,000	296,250
HeidelbergCement Finance Luxembourg S.A. 3.25% due 10/21/2020(1)	EUR	400,000	462,603
			758,853
Cable Satellite — 3.0%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)		$500,000	470,625
Comcast Corp. 6.50% due 11/15/2035(1)		500,000	636,403
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		225,000	241,582
Neptune Finco Corp. Sr. Nt. 6.625% due 10/15/2025(2)		500,000	502,500
Telesat LLC 6.00% due 5/15/2017(2)		300,000	301,875
			2,152,985

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Chemicals — 0.8%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	$250,000	$272,668
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	323,460
		596,128
Construction Machinery — 1.5%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	500,000	522,500
United Rentals North America, Inc. 7.625% due 4/15/2022	500,000	530,000
		1,052,500
Electric — 2.1%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023	500,000	466,250
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	500,000	497,500
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	520,250
		1,484,000
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	276,060
		276,060
Finance Companies — 2.2%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	500,000	491,250
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	536,250
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	480,000	493,200
		1,520,700
Food And Beverage — 1.4%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	498,125
Mondelez International, Inc. Sr. Nt. 4.125% due 2/9/2016	500,000	505,522
		1,003,647
Gaming — 0.7%
MGM Resorts International 6.625% due 12/15/2021	500,000	512,500
		512,500
Government Related — 3.8%
Petrobras Global Finance B.V. 5.875% due 3/1/2018(1)	500,000	412,500
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	793,838

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(1)(2)	$1,500,000	$1,499,608
		2,705,946
Healthcare — 1.4%
DaVita HealthCare Partners, Inc. 5.125% due 7/15/2024	500,000	491,000
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	493,750
		984,750
Independent Energy — 1.3%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	282,128
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	210,938
Harvest Operations Corp. 6.875% due 10/1/2017	500,000	430,000
		923,066
Insurance: Property - Casualty — 0.8%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	500,000	592,078
		592,078
Lodging — 0.7%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021	500,000	516,250
		516,250
Media - Entertainment — 4.3%
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	278,995
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	500,000	510,000
Outfront Media Capital LLC 5.875% due 3/15/2025	500,000	508,750
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	500,000	454,375
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	520,969
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	517,500
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	270,000	270,000
		3,060,589
Metals And Mining — 3.0%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	701,493
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(1)(2)	250,000	211,875
Steel Dynamics, Inc. 5.125% due 10/1/2021	500,000	473,750
United States Steel Corp. Sr. Nt. 6.05% due 6/1/2017(1)	750,000	714,375
		2,101,493

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Midstream — 2.2%
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	$1,000,000	$1,097,328
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	491,250
		1,588,578
Oil Field Services — 0.9%
Weatherford International Ltd. 5.50% due 2/15/2016(1)	625,000	632,538
		632,538
Paper — 0.4%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	263,331
		263,331
Real Estate Investment Trust — 0.7%
Sabra Health Care LP 5.50% due 2/1/2021	500,000	521,250
		521,250
Refining — 1.1%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021	300,000	270,000
Phillips 66 4.30% due 4/1/2022(1)	500,000	523,908
		793,908
Sovereign — 2.9%
Brazilian Government International Bond Sr. Nt. 2.625% due 1/5/2023	500,000	405,000
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	544,892
Republic of Panama Sr. Nt. 5.20% due 1/30/2020(1)	1,000,000	1,078,750
		2,028,642
Technology — 1.2%
First Data Corp. 12.625% due 1/15/2021	500,000	568,125
Hewlett-Packard Co. Sr. Nt. 2.20% due 12/1/2015	242,000	242,557
		810,682
Wireless — 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	500,000	525,977
		525,977
Wirelines — 3.9%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	1,000,000	1,100,266
DIRECTV Holdings LLC 3.80% due 3/15/2022(1)	250,000	251,629
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	416,250

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
Telecom Italia Capital S.A. 5.25% due 10/1/2015	$368,000	$368,000
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(1)	500,000	590,722
		2,726,867
Total Corporate Bonds (Cost $43,934,615)		43,573,380

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.9%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	166,248	179,092
Banc of America Mortgage Securities Trust 2003-J 2A2 2.817% due 11/25/2033(3)	219,861	220,217
Bear Stearns ALT-A Trust 2003-3 2A 2.908% due 10/25/2033(1)(3)	338,531	340,864
2004-4 A1 0.794% due 6/25/2034(1)(3)	375,212	359,227
Chase Mortgage Finance Trust 2005-S1 1A10 5.50% due 5/25/2035	8,825	8,871
2007-A1 2A1 2.658% due 2/25/2037(1)(3)	126,166	126,444
2007-A1 9A1 2.635% due 2/25/2037(1)(3)	135,291	134,140
Countrywide Home Loans Mortgage Pass-Through Trust 2004-5 2A9 5.25% due 5/25/2034(1)	248,371	256,862
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	16,056	16,367
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.434% due 6/25/2037(3)	484,338	404,433
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	75,890	77,576
Impac CMB Trust 2004-7 1A1 0.934% due 11/25/2034(1)(3)	347,998	330,571
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	55,246	55,885
2005-A1 6T1 2.672% due 2/25/2035(1)(3)	99,304	99,062
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.713% due 4/21/2034(1)(3)	172,012	172,837
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	41,352	42,565
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	21,937	22,202
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	48,436	48,735

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2015 (unaudited)	Principal Amount	Value
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	$124,907	$127,273
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	37,095	37,668
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.453% due 5/25/2034(1)(3)	290,365	290,826
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	109,048	110,460
2004-21XS 2A6A 4.74% due 12/25/2034(3)	5,642	5,757
Wells Fargo Mortgage Backed Securities Trust 2004-EE 2A1 2.714% due 12/25/2034(1)(3)	259,411	260,905
2004-O A1 2.737% due 8/25/2034(1)(3)	180,500	179,880
2004-R 2A1 2.741% due 9/25/2034(1)(3)	229,662	232,939
2004-W A9 2.641% due 11/25/2034(1)(3)	219,488	223,247
2004-Y 3A1 2.613% due 11/25/2034(1)(3)	341,355	344,422
2005-2 2A1 4.75% due 4/25/2020	70,034	71,801
2005-6 A4 5.50% due 8/25/2035(1)	109,478	114,016
2005-AR10 2A6 2.685% due 6/25/2035(1)(3)	174,706	175,908
2005-AR12 2A5 2.67% due 6/25/2035(1)(3)	188,088	192,330
2005-AR3 2A1 2.728% due 3/25/2035(1)(3)	291,110	294,593
Total Non-Agency Mortgage-Backed Securities (Cost $5,494,051)		5,557,975

	Principal Amount	Value
U.S. Government Securities — 9.9%
U.S. Treasury Note 0.625% due 11/15/2016	7,000,000	7,015,771
Total U.S. Government Securities (Cost $7,018,594)		7,015,771

	Principal Amount	Value
Repurchase Agreements — 14.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 9/30/2015, maturity value of $10,158,000, due 10/1/2015(5)	10,158,000	10,158,000
Total Repurchase Agreements (Cost $10,158,000)		10,158,000
Total Investments — 109.3% (Cost $78,452,935)		77,533,680
Other Liabilities, Net — (9.3)%		(6,607,803)
Total Net Assets — 100.0%		$70,925,877

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

At September 30, 2015, the Fund had entered into the following forward currency exchange contracts:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation
10/16/2015	JPMorgan Chase Bank	USD	447,348	EUR	400,000	$296

Legend:

EUR — Euro

USD — U.S. Dollar

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2015, the aggregate market value of these securities amounted to $11,726,658, representing 16.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2015.
(4)	See currency legend above.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	6/30/2017	$10,361,550

The table below presents futures contracts as of September 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	100	12/31/2015	$21,903	$(44,051)
5 YR U.S. Treasury Note	Goldman Sachs & Co.	20	12/31/2015	2,410	(14,904)

Total					$(58,955)

The table below presents credit default swap contracts as of September 30, 2015:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Received Fixed Rate	Expiration Date	Value	Upfront Premiums Paid	Unrealized Depreciation
Protection Sold
CDX North America High Yield Series 24 Index	Goldman Sachs & Co.	USD	$5,940	5.00%	6/20/2022	$170,878	$369,139	$(198,261)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$165,872	$—	$165,872
Asset-Backed Securities	—	786,212	—	786,212
Senior Secured Loans	—	5,012,927	—	5,012,927
Commercial Mortgage-Backed Securities	—	5,263,543	—	5,263,543
Corporate Bonds	—	43,573,380	—	43,573,380
Non-Agency Mortgage-Backed Securities	—	5,557,974	—	5,557,974
U.S. Government Securities	—	7,015,771	—	7,015,771
Repurchase Agreements	—	10,158,000	—	10,158,000
Other Financial Instruments:
Forward Currency Contracts	—	296	—	296
Financial Futures Contracts	(58,955)	—	—	(58,955)
Credit Default Swaps	—	170,878	—	170,878

Total	$(58,955)	$77,704,853	$—	$77,645,898

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Focused Opportunity Fund	$9,651,813	$(678,201)	$197,080	$(875,281)
RS Focused Growth Opportunity Fund	21,314,880	(213,059)	712,161	(925,220)
RS Partners Fund	1,053,243,738	61,130,000	177,724,126	(116,594,126)
RS Value Fund	1,071,283,485	50,789,299	152,998,991	(102,209,692)
RS Large Cap Alpha Fund	565,082,584	62,341,213	88,729,937	(26,388,724)
RS Investors Fund	138,498,056	9,007,091	14,852,282	(5,845,191)
RS Global Natural Resources Fund	3,794,630,652	(1,848,083,256)	31,134,973	(1,879,218,229)
RS Small Cap Growth Fund	2,168,396,539	89,969,452	244,724,279	(154,754,827)
RS Select Growth Fund	666,001,241	102,523,038	131,597,340	(29,074,302)
RS Mid Cap Growth Fund	325,709,994	(1,539,188)	12,829,212	(14,368,400)
RS Growth Fund	205,523,798	34,770,392	43,848,542	(9,078,150)
RS Technology Fund	115,587,234	21,568,532	31,093,691	(9,525,159)
RS Small Cap Equity Fund	68,417,008	6,664,539	11,832,074	(5,167,535)
RS International Fund	29,802,531	(1,047,479)	1,113,557	(2,161,036)
RS Global Fund	35,709,928	3,159,067	4,527,796	(1,368,729)
RS Emerging Markets Fund	234,363,287	(15,251,083)	12,616,028	(27,867,111)
RS Emerging Markets Small Cap Fund	24,350,128	(704,137)	2,111,273	(2,815,410)
RS China Fund	23,353,467	114,811	2,583,580	(2,468,769)
RS Investment Quality Bond Fund	81,765,967	1,182,925	2,804,598	(1,621,673)
RS Low Duration Bond Fund	875,600,088	(9,583,940)	2,903,256	(12,487,196)
RS High Yield Fund	86,387,101	(6,741,647)	335,247	(7,076,894)
RS Tax-Exempt Fund	162,564,913	13,989,549	14,194,532	(204,983)
RS High Income Municipal Bond Fund	105,459,196	10,255,595	10,611,941	(356,346)
RS Floating Rate Fund	1,476,090,363	(92,787,987)	2,183,400	(94,971,387)
RS Strategic Income Fund	78,553,316	(1,019,636)	877,253	(1,896,889)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine months ended September 30, 2015, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	1,039,429		13,300	1,052,729	—	$—	$	*	*
	FTD Cos., Inc.	1,159,740		23,000	382,585	800,155	—		*	*
	Performant Financial Corp.	2,701,645		—	75,970	2,625,675	—		6,354,133
									$6,354,133
RS Global Natural Resources Fund	Denbury Resources, Inc.	9,404,061	*	9,599,993	161,735	18,842,319	$2,085,648		$45,975,258
	Iluka Resources Ltd.	22,243,492		—	1,565,465	20,678,027	3,038,369		*	*
	Laredo Petroleum, Inc.	8,654,525		5,126,772	3,242,929	10,538,368	—		*	*
	Mineral Resources Ltd.	13,416,705		140,475	230,746	13,326,434	756,890		38,678,998
	Ophir Energy PLC	25,023,685	*	13,270,115	430,369	37,863,431	—		51,567,738
	Painted Pony Petroleum Ltd.	4,798,539		2,594,011	2,676,537	4,716,013	—		*	*
	Rosetta Resources, Inc.	3,694,571		2,105,121	5,799,692	—	—		*	*
	Salamander Energy PLC	23,609,608		—	23,609,608	—	—		*	*
	Taseko Mines Ltd.	23,088,769		—	397,091	22,691,678	—		9,192,399
									$145,414,393
RS Small Cap Growth Fund	AtriCure, Inc.	594,238	*	888,670	—	1,482,908	$—		$32,490,514
	Loxo Oncology, Inc.	418,500	*	626,760	13,990	1,031,270	—		18,026,600
	Neff Corp., Class A	530,200		40,010	570,210	—	—		*	*
	Vital Therapies, Inc.	554,712	*	1,123,400	593,910	1,084,202	—		*	*
									$50,517,114

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2015, the Funds held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2015 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Natural Resources Fund
Common Stocks	$—	$(129,132,870)	$129,132,870	$—	$—	$—
RS Emerging Markets Fund
Common Stocks	1,028,196	(1,499,828)	3,552,600	(1,028,196)	—	(2,052,772)
RS Emerging Markets Small Cap Fund
Common Stocks	284,739	(304,074)	890,157	(415,030)	130,291	(586,083)
RS China Fund
Common Stocks	—	(283,518)	609,546	(396,459)	396,459	(326,028)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2015.

Fund	Derivative Instrument Type	Value
RS Focused Opportunity Fund	Financial Futures Contracts	$(84,578)
RS Focused Growth Opportunity Fund	Financial Futures Contracts	(169,157)
RS Investment Quality Bond Fund	Financial Futures Contracts	(49,490)
	Written Put Option Contracts	(21,094)
RS Low Duration Bond Fund	Financial Futures Contracts	323,246
	Credit Default Swap Contracts	(862,217)
RS Strategic Income Fund	Forward Foreign Currency Contracts	296
	Financial Futures Contracts	(58,955)
	Credit Default Swap Contracts	170,878

RS Strategic Income Fund used forward foreign currency contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund entered into financial futures contracts to gain market exposure. RS Investment Quality Bond Fund, RS Low Duration Bond Fund and RS Strategic Income Fund used exchange-traded U.S. Treasury futures to manage interest rate exposure. RS Low Duration Bond Fund and RS Strategic Income Fund used swap contracts for asset allocation and to manage risk exposure. RS Investment Quality Bond Fund used exchange-traded U.S. Treasury options to manage interest rate exposure and for income.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit RS Investments’ website at http://www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President (Principal Executive Officer)

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 25, 2015

By:	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date:	November 25, 2015